Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COLUMBIA ACORN TRUST
Entity Central Index Key	0000002110
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000103324
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European Fund℠
Class Name	Class A
Trading Symbol	CAEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$150	1.34%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the financials sector and smaller allocations to the consumer discretionary, information technology, communication services and consumer staples sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in RENK Group, a German aerospace and defense company; National Bank of Greece, a Greek diversified financial services company; flatexDEGIRO, a German brokerage platform; Banco Comercial Portugues, a Portuguese bank and financial services company; and Allfunds Group, a London-based financial services provider, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the materials, consumer discretionary, communication services, industrials and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the materials sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Munters Group, a Swedish supplier of air treatment solutions; R&S Group Holding, a Swiss power component manufacturer; Azelis Group, a Belgium-based company engaged in specialty chemicals and food ingredients; Interparfums, Inc., a perfume and fragrance manufacturer; and Breedon Group, a UK-based cement, asphalt and concrete supplier, were top detractors from the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn European Fund℠ Class A (including sales charges) ($20,265)	MSCI ACWI ex USA Index (Net) ($22,432)	MSCI AC Europe Small Cap Index (Net) ($20,167)
12/15	$9,425	$10,000	$10,000
01/16	$8,863	$9,320	$9,150
02/16	$8,780	$9,213	$9,143
03/16	$9,527	$9,962	$9,913
04/16	$9,534	$10,225	$10,044
05/16	$9,681	$10,052	$10,157
06/16	$9,063	$9,898	$9,248
07/16	$9,608	$10,388	$9,819
08/16	$9,672	$10,453	$9,938
09/16	$9,838	$10,582	$10,130
10/16	$9,223	$10,430	$9,643
11/16	$8,878	$10,189	$9,437
12/16	$9,098	$10,450	$9,843
01/17	$9,478	$10,820	$10,182
02/17	$9,678	$10,992	$10,338
03/17	$9,968	$11,271	$10,681
04/17	$10,728	$11,512	$11,396
05/17	$11,366	$11,886	$11,887
06/17	$11,236	$11,923	$11,773
07/17	$11,604	$12,362	$12,303
08/17	$11,598	$12,427	$12,338
09/17	$12,011	$12,657	$12,805
10/17	$12,173	$12,896	$12,876
11/17	$12,315	$13,000	$12,923
12/17	$12,545	$13,291	$13,337
01/18	$13,274	$14,031	$14,109
02/18	$12,747	$13,370	$13,416
03/18	$12,552	$13,134	$13,293
04/18	$12,734	$13,343	$13,577
05/18	$12,910	$13,035	$13,320
06/18	$12,619	$12,790	$13,165
07/18	$12,907	$13,096	$13,365
08/18	$13,032	$12,822	$13,195
09/18	$12,600	$12,881	$12,932
10/18	$11,283	$11,833	$11,664
11/18	$10,897	$11,945	$11,274
12/18	$10,190	$11,404	$10,657
01/19	$11,251	$12,266	$11,658
02/19	$11,722	$12,506	$11,963
03/19	$11,860	$12,580	$11,942
04/19	$12,639	$12,912	$12,465
05/19	$12,239	$12,219	$11,684
06/19	$13,202	$12,955	$12,298
07/19	$12,698	$12,798	$12,017
08/19	$12,384	$12,403	$11,678
09/19	$12,547	$12,722	$11,964
10/19	$13,313	$13,166	$12,538
11/19	$14,178	$13,282	$12,960
12/19	$14,873	$13,857	$13,751
01/20	$14,404	$13,485	$13,355
02/20	$13,229	$12,419	$12,152
03/20	$10,653	$10,621	$9,557
04/20	$12,112	$11,426	$10,628
05/20	$13,671	$11,800	$11,352
06/20	$13,906	$12,333	$11,631
07/20	$15,201	$12,883	$12,369
08/20	$16,231	$13,434	$13,201
09/20	$15,899	$13,104	$12,864
10/20	$15,208	$12,822	$12,202
11/20	$16,889	$14,547	$14,456
12/20	$18,264	$15,333	$15,690
01/21	$18,304	$15,367	$15,660
02/21	$18,370	$15,671	$16,261
03/21	$18,164	$15,869	$16,526
04/21	$19,766	$16,336	$17,557
05/21	$20,310	$16,847	$18,198
06/21	$20,350	$16,738	$17,548
07/21	$21,573	$16,462	$18,180
08/21	$22,423	$16,775	$18,739
09/21	$20,775	$16,238	$17,582
10/21	$21,925	$16,626	$18,186
11/21	$21,254	$15,877	$17,091
12/21	$22,185	$16,533	$18,003
01/22	$18,797	$15,924	$16,586
02/22	$17,652	$15,609	$15,901
03/22	$17,333	$15,634	$15,841
04/22	$15,728	$14,652	$14,758
05/22	$15,382	$14,757	$14,732
06/22	$13,499	$13,488	$12,701
07/22	$15,189	$13,949	$13,587
08/22	$13,525	$13,501	$12,505
09/22	$11,542	$12,152	$10,867
10/22	$12,467	$12,515	$11,752
11/22	$14,151	$13,992	$13,050
12/22	$13,718	$13,887	$13,217
01/23	$14,850	$15,014	$14,412
02/23	$14,896	$14,487	$14,467
03/23	$15,449	$14,841	$14,190
04/23	$16,008	$15,099	$14,648
05/23	$15,815	$14,550	$13,808
06/23	$15,981	$15,203	$14,239
07/23	$16,314	$15,821	$14,925
08/23	$15,329	$15,106	$14,311
09/23	$14,131	$14,629	$13,551
10/23	$13,186	$14,025	$12,741
11/23	$15,416	$15,288	$14,281
12/23	$17,115	$16,056	$15,403
01/24	$16,458	$15,897	$15,059
02/24	$16,954	$16,299	$15,048
03/24	$17,269	$16,808	$15,603
04/24	$16,231	$16,507	$15,356
05/24	$17,497	$16,986	$16,468
06/24	$16,936	$16,970	$15,750
07/24	$18,064	$17,363	$16,542
08/24	$18,605	$17,857	$16,825
09/24	$18,706	$18,338	$17,032
10/24	$17,328	$17,438	$15,825
11/24	$16,990	$17,280	$15,625
12/24	$16,363	$16,945	$15,297
01/25	$17,076	$17,627	$15,953
02/25	$17,028	$17,872	$16,042
03/25	$16,548	$17,831	$16,172
04/25	$17,405	$18,475	$17,276
05/25	$19,064	$19,322	$18,430
06/25	$19,859	$19,977	$19,246
07/25	$19,674	$19,920	$19,009
08/25	$19,934	$20,611	$19,333
09/25	$20,147	$21,354	$19,460
10/25	$19,674	$21,785	$19,351
11/25	$19,797	$21,780	$19,446
12/25	$20,265	$22,432	$20,167

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	23.85	2.10	7.96
Class A (including sales charges)	16.71	0.90	7.32
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41
MSCI AC Europe Small Cap Index (Net)	31.83	5.15	7.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 36,672,374
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 395,935
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$36,672,374
Total number of portfolio holdings	87
Management services fees (represents 1.00% of Fund average net assets)	$395,935
Portfolio turnover for the reporting period	82%

Holdings [Text Block]

Geographic Allocation

United Kingdom	30.1%
France	13.3%
Germany	9.4%
Italy	6.4%
Ireland	5.4%
Austria	4.9%
Switzerland	4.6%
Greece	3.8%
Spain	3.5%
Sweden	3.1%
Other	14.1%

Equity Sector Allocation

Industrials	30.1%
Financials	23.8%
Real Estate	8.6%
Materials	8.5%
Health Care	8.0%
Consumer Discretionary	5.4%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.7%
Information Technology	2.7%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Elis SA	3.0%
flatexDEGIRO AG	2.7%
Nexans SA	2.6%
SPIE SA	2.2%
DO & CO AG	2.2%
CVS Group PLC	2.1%
CTP NV	2.0%
Safestore Holdings PLC	2.0%
Bilfinger SE	1.9%
Quilter PLC	1.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000103327
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European Fund℠
Class Name	Institutional Class
Trading Symbol	CAEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the financials sector and smaller allocations to the consumer discretionary, information technology, communication services and consumer staples sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in RENK Group, a German aerospace and defense company; National Bank of Greece, a Greek diversified financial services company; flatexDEGIRO, a German brokerage platform; Banco Comercial Portugues, a Portuguese bank and financial services company; and Allfunds Group, a London-based financial services provider, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the materials, consumer discretionary, communication services, industrials and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the materials sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Munters Group, a Swedish supplier of air treatment solutions; R&S Group Holding, a Swiss power component manufacturer; Azelis Group, a Belgium-based company engaged in specialty chemicals and food ingredients; Interparfums, Inc., a perfume and fragrance manufacturer; and Breedon Group, a UK-based cement, asphalt and concrete supplier, were top detractors from the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn European Fund℠ Institutional Class ($22,048)	MSCI ACWI ex USA Index (Net) ($22,432)	MSCI AC Europe Small Cap Index (Net) ($20,167)
12/15	$10,000	$10,000	$10,000
01/16	$9,403	$9,320	$9,150
02/16	$9,322	$9,213	$9,143
03/16	$10,115	$9,962	$9,913
04/16	$10,122	$10,225	$10,044
05/16	$10,278	$10,052	$10,157
06/16	$9,630	$9,898	$9,248
07/16	$10,207	$10,388	$9,819
08/16	$10,275	$10,453	$9,938
09/16	$10,452	$10,582	$10,130
10/16	$9,807	$10,430	$9,643
11/16	$9,440	$10,189	$9,437
12/16	$9,671	$10,450	$9,843
01/17	$10,082	$10,820	$10,182
02/17	$10,302	$10,992	$10,338
03/17	$10,610	$11,271	$10,681
04/17	$11,426	$11,512	$11,396
05/17	$12,104	$11,886	$11,887
06/17	$11,973	$11,923	$11,773
07/17	$12,365	$12,362	$12,303
08/17	$12,358	$12,427	$12,338
09/17	$12,798	$12,657	$12,805
10/17	$12,977	$12,896	$12,876
11/17	$13,128	$13,000	$12,923
12/17	$13,380	$13,291	$13,337
01/18	$14,157	$14,031	$14,109
02/18	$13,602	$13,370	$13,416
03/18	$13,394	$13,134	$13,293
04/18	$13,595	$13,343	$13,577
05/18	$13,782	$13,035	$13,320
06/18	$13,472	$12,790	$13,165
07/18	$13,787	$13,096	$13,365
08/18	$13,919	$12,822	$13,195
09/18	$13,458	$12,881	$12,932
10/18	$12,062	$11,833	$11,664
11/18	$11,650	$11,945	$11,274
12/18	$10,895	$11,404	$10,657
01/19	$12,034	$12,266	$11,658
02/19	$12,537	$12,506	$11,963
03/19	$12,690	$12,580	$11,942
04/19	$13,521	$12,912	$12,465
05/19	$13,095	$12,219	$11,684
06/19	$14,136	$12,955	$12,298
07/19	$13,598	$12,798	$12,017
08/19	$13,256	$12,403	$11,678
09/19	$13,437	$12,722	$11,964
10/19	$14,262	$13,166	$12,538
11/19	$15,191	$13,282	$12,960
12/19	$15,945	$13,857	$13,751
01/20	$15,444	$13,485	$13,355
02/20	$14,187	$12,419	$12,152
03/20	$11,427	$10,621	$9,557
04/20	$12,994	$11,426	$10,628
05/20	$14,667	$11,800	$11,352
06/20	$14,918	$12,333	$11,631
07/20	$16,317	$12,883	$12,369
08/20	$17,424	$13,434	$13,201
09/20	$17,069	$13,104	$12,864
10/20	$16,338	$12,822	$12,202
11/20	$18,142	$14,547	$14,456
12/20	$19,626	$15,333	$15,690
01/21	$19,675	$15,367	$15,660
02/21	$19,746	$15,671	$16,261
03/21	$19,533	$15,869	$16,526
04/21	$21,252	$16,336	$17,557
05/21	$21,841	$16,847	$18,198
06/21	$21,891	$16,738	$17,548
07/21	$23,211	$16,462	$18,180
08/21	$24,127	$16,775	$18,739
09/21	$22,359	$16,238	$17,582
10/21	$23,602	$16,626	$18,186
11/21	$22,885	$15,877	$17,091
12/21	$23,895	$16,533	$18,003
01/22	$20,251	$15,924	$16,586
02/22	$19,025	$15,609	$15,901
03/22	$18,675	$15,634	$15,841
04/22	$16,950	$14,652	$14,758
05/22	$16,586	$14,757	$14,732
06/22	$14,554	$13,488	$12,701
07/22	$16,387	$13,949	$13,587
08/22	$14,597	$13,501	$12,505
09/22	$12,457	$12,152	$10,867
10/22	$13,456	$12,515	$11,752
11/22	$15,274	$13,992	$13,050
12/22	$14,811	$13,887	$13,217
01/23	$16,037	$15,014	$14,412
02/23	$16,087	$14,487	$14,467
03/23	$16,693	$14,841	$14,190
04/23	$17,299	$15,099	$14,648
05/23	$17,092	$14,550	$13,808
06/23	$17,278	$15,203	$14,239
07/23	$17,634	$15,821	$14,925
08/23	$16,579	$15,106	$14,311
09/23	$15,288	$14,629	$13,551
10/23	$14,262	$14,025	$12,741
11/23	$16,679	$15,288	$14,281
12/23	$18,526	$16,056	$15,403
01/24	$17,822	$15,897	$15,059
02/24	$18,361	$16,299	$15,048
03/24	$18,699	$16,808	$15,603
04/24	$17,584	$16,507	$15,356
05/24	$18,958	$16,986	$16,468
06/24	$18,356	$16,970	$15,750
07/24	$19,582	$17,363	$16,542
08/24	$20,177	$17,857	$16,825
09/24	$20,286	$18,338	$17,032
10/24	$18,798	$17,438	$15,825
11/24	$18,436	$17,280	$15,625
12/24	$17,751	$16,945	$15,297
01/25	$18,533	$17,627	$15,953
02/25	$18,482	$17,872	$16,042
03/25	$17,973	$17,831	$16,172
04/25	$18,902	$18,475	$17,276
05/25	$20,710	$19,322	$18,430
06/25	$21,580	$19,977	$19,246
07/25	$21,374	$19,920	$19,009
08/25	$21,662	$20,611	$19,333
09/25	$21,905	$21,354	$19,460
10/25	$21,396	$21,785	$19,351
11/25	$21,529	$21,780	$19,446
12/25	$22,048	$22,432	$20,167

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	24.20	2.35	8.23
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41
MSCI AC Europe Small Cap Index (Net)	31.83	5.15	7.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 36,672,374
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 395,935
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$36,672,374
Total number of portfolio holdings	87
Management services fees (represents 1.00% of Fund average net assets)	$395,935
Portfolio turnover for the reporting period	82%

Holdings [Text Block]

Geographic Allocation

United Kingdom	30.1%
France	13.3%
Germany	9.4%
Italy	6.4%
Ireland	5.4%
Austria	4.9%
Switzerland	4.6%
Greece	3.8%
Spain	3.5%
Sweden	3.1%
Other	14.1%

Equity Sector Allocation

Industrials	30.1%
Financials	23.8%
Real Estate	8.6%
Materials	8.5%
Health Care	8.0%
Consumer Discretionary	5.4%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.7%
Information Technology	2.7%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Elis SA	3.0%
flatexDEGIRO AG	2.7%
Nexans SA	2.6%
SPIE SA	2.2%
DO & CO AG	2.2%
CVS Group PLC	2.1%
CTP NV	2.0%
Safestore Holdings PLC	2.0%
Bilfinger SE	1.9%
Quilter PLC	1.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024954
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	LACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn® Fund Class A (including sales charges) ($20,858)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$9,423	$10,000	$10,000
01/16	$8,557	$9,436	$9,011
02/16	$8,498	$9,433	$9,038
03/16	$9,161	$10,097	$9,734
04/16	$9,262	$10,159	$9,827
05/16	$9,535	$10,341	$10,071
06/16	$9,387	$10,362	$9,997
07/16	$9,906	$10,774	$10,591
08/16	$9,972	$10,801	$10,664
09/16	$10,021	$10,818	$10,695
10/16	$9,713	$10,584	$10,137
11/16	$10,346	$11,058	$10,876
12/16	$10,370	$11,274	$10,973
01/17	$10,619	$11,486	$11,233
02/17	$10,992	$11,913	$11,573
03/17	$11,062	$11,921	$11,659
04/17	$11,303	$12,047	$11,864
05/17	$11,419	$12,171	$11,869
06/17	$11,642	$12,280	$12,140
07/17	$11,699	$12,512	$12,301
08/17	$11,756	$12,536	$12,325
09/17	$12,232	$12,842	$12,841
10/17	$12,611	$13,122	$13,185
11/17	$12,967	$13,521	$13,619
12/17	$12,954	$13,656	$13,656
01/18	$13,696	$14,375	$14,338
02/18	$13,245	$13,846	$13,868
03/18	$13,415	$13,568	$13,981
04/18	$13,305	$13,619	$13,892
05/18	$14,147	$14,004	$14,631
06/18	$14,277	$14,095	$14,754
07/18	$14,612	$14,563	$15,030
08/18	$15,535	$15,074	$16,046
09/18	$15,305	$15,099	$15,811
10/18	$13,448	$13,988	$13,912
11/18	$13,836	$14,268	$14,175
12/18	$12,277	$12,940	$12,637
01/19	$13,546	$14,051	$14,141
02/19	$14,364	$14,545	$15,073
03/19	$14,295	$14,757	$15,036
04/19	$14,848	$15,346	$15,562
05/19	$14,030	$14,353	$14,528
06/19	$14,848	$15,361	$15,659
07/19	$15,140	$15,590	$15,903
08/19	$14,617	$15,272	$15,451
09/19	$14,288	$15,540	$15,161
10/19	$14,446	$15,874	$15,550
11/19	$15,347	$16,478	$16,609
12/19	$15,496	$16,954	$16,763
01/20	$15,456	$16,935	$16,781
02/20	$14,278	$15,549	$15,643
03/20	$12,188	$13,410	$12,871
04/20	$13,868	$15,187	$14,935
05/20	$15,469	$15,999	$16,494
06/20	$15,640	$16,364	$17,101
07/20	$16,512	$17,294	$18,037
08/20	$16,976	$18,546	$18,849
09/20	$17,089	$17,871	$18,704
10/20	$17,173	$17,485	$18,925
11/20	$18,973	$19,613	$21,682
12/20	$20,018	$20,495	$23,547
01/21	$20,349	$20,404	$24,205
02/21	$21,185	$21,042	$24,965
03/21	$20,397	$21,796	$24,133
04/21	$21,091	$22,919	$24,980
05/21	$20,255	$23,024	$24,286
06/21	$21,565	$23,592	$25,589
07/21	$21,814	$23,991	$25,035
08/21	$22,496	$24,675	$25,662
09/21	$21,216	$23,568	$24,685
10/21	$22,928	$25,161	$25,951
11/21	$22,047	$24,778	$24,614
12/21	$21,778	$25,754	$24,735
01/22	$18,319	$24,239	$21,471
02/22	$18,275	$23,628	$21,536
03/22	$17,949	$24,395	$21,691
04/22	$15,425	$22,206	$19,214
05/22	$14,838	$22,176	$18,748
06/22	$13,719	$20,321	$17,450
07/22	$15,795	$22,227	$19,441
08/22	$15,352	$21,397	$19,072
09/22	$13,882	$19,413	$17,429
10/22	$14,815	$21,005	$18,846
11/22	$15,235	$22,102	$19,406
12/22	$14,372	$20,808	$18,251
01/23	$15,795	$22,241	$20,078
02/23	$15,749	$21,721	$19,761
03/23	$15,819	$22,302	$19,446
04/23	$15,632	$22,539	$19,200
05/23	$15,492	$22,627	$19,179
06/23	$16,682	$24,172	$20,693
07/23	$17,195	$25,039	$21,384
08/23	$16,892	$24,555	$20,514
09/23	$15,819	$23,386	$19,278
10/23	$14,395	$22,766	$17,940
11/23	$15,819	$24,888	$19,530
12/23	$17,475	$26,209	$21,706
01/24	$17,195	$26,499	$21,215
02/24	$18,478	$27,933	$22,935
03/24	$19,155	$28,835	$23,553
04/24	$17,872	$27,566	$21,798
05/24	$18,152	$28,868	$22,682
06/24	$17,988	$29,762	$22,560
07/24	$18,875	$30,315	$23,935
08/24	$19,108	$30,975	$23,749
09/24	$19,622	$31,616	$24,137
10/24	$19,528	$31,384	$24,077
11/24	$21,395	$33,471	$26,942
12/24	$19,948	$32,448	$24,723
01/25	$20,462	$33,473	$25,669
02/25	$18,828	$32,831	$23,960
03/25	$17,195	$30,916	$22,053
04/25	$17,102	$30,709	$21,982
05/25	$18,268	$32,655	$23,422
06/25	$19,202	$34,314	$24,548
07/25	$19,598	$35,070	$25,123
08/25	$20,088	$35,881	$26,442
09/25	$20,602	$37,120	$27,182
10/25	$21,278	$37,915	$27,877
11/25	$21,535	$38,019	$27,498
12/25	$20,858	$38,012	$27,272

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.56	0.83	8.27
Class A (including sales charges)	(1.43)	(0.36)	7.63
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,435,860,719
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,699,069
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024956
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	LIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$185	1.82%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn® Fund Class C (including sales charges) ($20,537)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,073	$9,436	$9,011
02/16	$9,005	$9,433	$9,038
03/16	$9,704	$10,097	$9,734
04/16	$9,802	$10,159	$9,827
05/16	$10,084	$10,341	$10,071
06/16	$9,926	$10,362	$9,997
07/16	$10,473	$10,774	$10,591
08/16	$10,527	$10,801	$10,664
09/16	$10,572	$10,818	$10,695
10/16	$10,240	$10,584	$10,137
11/16	$10,904	$11,058	$10,876
12/16	$10,929	$11,274	$10,973
01/17	$11,178	$11,486	$11,233
02/17	$11,571	$11,913	$11,573
03/17	$11,637	$11,921	$11,659
04/17	$11,873	$12,047	$11,864
05/17	$11,991	$12,171	$11,869
06/17	$12,223	$12,280	$12,140
07/17	$12,279	$12,512	$12,301
08/17	$12,321	$12,536	$12,325
09/17	$12,809	$12,842	$12,841
10/17	$13,200	$13,122	$13,185
11/17	$13,563	$13,521	$13,619
12/17	$13,540	$13,656	$13,656
01/18	$14,322	$14,375	$14,338
02/18	$13,828	$13,846	$13,868
03/18	$14,013	$13,568	$13,981
04/18	$13,869	$13,619	$13,892
05/18	$14,754	$14,004	$14,631
06/18	$14,869	$14,095	$14,754
07/18	$15,201	$14,563	$15,030
08/18	$16,156	$15,074	$16,046
09/18	$15,912	$15,099	$15,811
10/18	$13,981	$13,988	$13,912
11/18	$14,358	$14,268	$14,175
12/18	$12,746	$12,940	$12,637
01/19	$14,050	$14,051	$14,141
02/19	$14,893	$14,545	$15,073
03/19	$14,811	$14,757	$15,036
04/19	$15,382	$15,346	$15,562
05/19	$14,512	$14,353	$14,528
06/19	$15,356	$15,361	$15,659
07/19	$15,634	$15,590	$15,903
08/19	$15,078	$15,272	$15,451
09/19	$14,738	$15,540	$15,161
10/19	$14,893	$15,874	$15,550
11/19	$15,820	$16,478	$16,609
12/19	$15,948	$16,954	$16,763
01/20	$15,909	$16,935	$16,781
02/20	$14,677	$15,549	$15,643
03/20	$12,520	$13,410	$12,871
04/20	$14,253	$15,187	$14,935
05/20	$15,871	$15,999	$16,494
06/20	$16,059	$16,364	$17,101
07/20	$16,938	$17,294	$18,037
08/20	$17,401	$18,546	$18,849
09/20	$17,505	$17,871	$18,704
10/20	$17,574	$17,485	$18,925
11/20	$19,402	$19,613	$21,682
12/20	$20,457	$20,495	$23,547
01/21	$20,786	$20,404	$24,205
02/21	$21,623	$21,042	$24,965
03/21	$20,812	$21,796	$24,133
04/21	$21,496	$22,919	$24,980
05/21	$20,647	$23,024	$24,286
06/21	$21,962	$23,592	$25,589
07/21	$22,199	$23,991	$25,035
08/21	$22,871	$24,675	$25,662
09/21	$21,566	$23,568	$24,685
10/21	$23,292	$25,161	$25,951
11/21	$22,370	$24,778	$24,614
12/21	$22,084	$25,754	$24,735
01/22	$18,575	$24,239	$21,471
02/22	$18,526	$23,628	$21,536
03/22	$18,172	$24,395	$21,691
04/22	$15,597	$22,206	$19,214
05/22	$15,018	$22,176	$18,748
06/22	$13,865	$20,321	$17,450
07/22	$15,966	$22,227	$19,441
08/22	$15,495	$21,397	$19,072
09/22	$14,016	$19,413	$17,429
10/22	$14,941	$21,005	$18,846
11/22	$15,344	$22,102	$19,406
12/22	$14,470	$20,808	$18,251
01/23	$15,898	$22,241	$20,078
02/23	$15,848	$21,721	$19,761
03/23	$15,898	$22,302	$19,446
04/23	$15,697	$22,539	$19,200
05/23	$15,562	$22,627	$19,179
06/23	$16,739	$24,172	$20,693
07/23	$17,243	$25,039	$21,384
08/23	$16,924	$24,555	$20,514
09/23	$15,848	$23,386	$19,278
10/23	$14,420	$22,766	$17,940
11/23	$15,814	$24,888	$19,530
12/23	$17,461	$26,209	$21,706
01/24	$17,176	$26,499	$21,215
02/24	$18,436	$27,933	$22,935
03/24	$19,108	$28,835	$23,553
04/24	$17,831	$27,566	$21,798
05/24	$18,083	$28,868	$22,682
06/24	$17,898	$29,762	$22,560
07/24	$18,789	$30,315	$23,935
08/24	$19,008	$30,975	$23,749
09/24	$19,495	$31,616	$24,137
10/24	$19,394	$31,384	$24,077
11/24	$21,243	$33,471	$26,942
12/24	$19,781	$32,448	$24,723
01/25	$20,285	$33,473	$25,669
02/25	$18,655	$32,831	$23,960
03/25	$17,024	$30,916	$22,053
04/25	$16,924	$30,709	$21,982
05/25	$18,050	$32,655	$23,422
06/25	$18,974	$34,314	$24,548
07/25	$19,361	$35,070	$25,123
08/25	$19,814	$35,881	$26,442
09/25	$20,318	$37,120	$27,182
10/25	$20,974	$37,915	$27,877
11/25	$21,226	$38,019	$27,498
12/25	$20,537	$38,012	$27,272

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.82	0.08	7.46
Class C (including sales charges)	2.82	0.08	7.46
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,435,860,719
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,699,069
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000251059
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class S
Trading Symbol	ACRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn® Fund Class S ($22,712)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,080	$9,436	$9,011
02/16	$9,018	$9,433	$9,038
03/16	$9,731	$10,097	$9,734
04/16	$9,835	$10,159	$9,827
05/16	$10,129	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,536	$10,774	$10,591
08/16	$10,599	$10,801	$10,664
09/16	$10,657	$10,818	$10,695
10/16	$10,328	$10,584	$10,137
11/16	$11,009	$11,058	$10,876
12/16	$11,039	$11,274	$10,973
01/17	$11,298	$11,486	$11,233
02/17	$11,703	$11,913	$11,573
03/17	$11,782	$11,921	$11,659
04/17	$12,035	$12,047	$11,864
05/17	$12,165	$12,171	$11,869
06/17	$12,401	$12,280	$12,140
07/17	$12,469	$12,512	$12,301
08/17	$12,528	$12,536	$12,325
09/17	$13,036	$12,842	$12,841
10/17	$13,447	$13,122	$13,185
11/17	$13,827	$13,521	$13,619
12/17	$13,825	$13,656	$13,656
01/18	$14,615	$14,375	$14,338
02/18	$14,139	$13,846	$13,868
03/18	$14,319	$13,568	$13,981
04/18	$14,202	$13,619	$13,892
05/18	$15,100	$14,004	$14,631
06/18	$15,250	$14,095	$14,754
07/18	$15,605	$14,563	$15,030
08/18	$16,596	$15,074	$16,046
09/18	$16,353	$15,099	$15,811
10/18	$14,371	$13,988	$13,912
11/18	$14,792	$14,268	$14,175
12/18	$13,121	$12,940	$12,637
01/19	$14,486	$14,051	$14,141
02/19	$15,365	$14,545	$15,073
03/19	$15,295	$14,757	$15,036
04/19	$15,891	$15,346	$15,562
05/19	$15,022	$14,353	$14,528
06/19	$15,902	$15,361	$15,659
07/19	$16,208	$15,590	$15,903
08/19	$15,659	$15,272	$15,451
09/19	$15,310	$15,540	$15,161
10/19	$15,479	$15,874	$15,550
11/19	$16,451	$16,478	$16,609
12/19	$16,612	$16,954	$16,763
01/20	$16,578	$16,935	$16,781
02/20	$15,312	$15,549	$15,643
03/20	$13,075	$13,410	$12,871
04/20	$14,871	$15,187	$14,935
05/20	$16,612	$15,999	$16,494
06/20	$16,780	$16,364	$17,101
07/20	$17,729	$17,294	$18,037
08/20	$18,227	$18,546	$18,849
09/20	$18,357	$17,871	$18,704
10/20	$18,440	$17,485	$18,925
11/20	$20,385	$19,613	$21,682
12/20	$21,514	$20,495	$23,547
01/21	$21,877	$20,404	$24,205
02/21	$22,771	$21,042	$24,965
03/21	$21,929	$21,796	$24,133
04/21	$22,681	$22,919	$24,980
05/21	$21,799	$23,024	$24,286
06/21	$23,209	$23,592	$25,589
07/21	$23,466	$23,991	$25,035
08/21	$24,209	$24,675	$25,662
09/21	$22,844	$23,568	$24,685
10/21	$24,696	$25,161	$25,951
11/21	$23,736	$24,778	$24,614
12/21	$23,448	$25,754	$24,735
01/22	$19,754	$24,239	$21,471
02/22	$19,705	$23,628	$21,536
03/22	$19,342	$24,395	$21,691
04/22	$16,621	$22,206	$19,214
05/22	$16,011	$22,176	$18,748
06/22	$14,784	$20,321	$17,450
07/22	$17,052	$22,227	$19,441
08/22	$16,567	$21,397	$19,072
09/22	$14,992	$19,413	$17,429
10/22	$15,996	$21,005	$18,846
11/22	$16,446	$22,102	$19,406
12/22	$15,528	$20,808	$18,251
01/23	$17,069	$22,241	$20,078
02/23	$17,034	$21,721	$19,761
03/23	$17,086	$22,302	$19,446
04/23	$16,896	$22,539	$19,200
05/23	$16,757	$22,627	$19,179
06/23	$18,056	$24,172	$20,693
07/23	$18,610	$25,039	$21,384
08/23	$18,281	$24,555	$20,514
09/23	$17,121	$23,386	$19,278
10/23	$15,597	$22,766	$17,940
11/23	$17,121	$24,888	$19,530
12/23	$18,921	$26,209	$21,706
01/24	$18,627	$26,499	$21,215
02/24	$20,012	$27,933	$22,935
03/24	$20,739	$28,835	$23,553
04/24	$19,371	$27,566	$21,798
05/24	$19,666	$28,868	$22,682
06/24	$19,493	$29,762	$22,560
07/24	$20,479	$30,315	$23,935
08/24	$20,722	$30,975	$23,749
09/24	$21,276	$31,616	$24,137
10/24	$21,189	$31,384	$24,077
11/24	$23,232	$33,471	$26,942
12/24	$21,656	$32,448	$24,723
01/25	$22,210	$33,473	$25,669
02/25	$20,445	$32,831	$23,960
03/25	$18,662	$30,916	$22,053
04/25	$18,575	$30,709	$21,982
05/25	$19,839	$32,655	$23,422
06/25	$20,877	$34,314	$24,548
07/25	$21,310	$35,070	$25,123
08/25	$21,830	$35,881	$26,442
09/25	$22,418	$37,120	$27,182
10/25	$23,145	$37,915	$27,877
11/25	$23,439	$38,019	$27,498
12/25	$22,712	$38,012	$27,272

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.88	1.09	8.55
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,435,860,719
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,699,069
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122736
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional 2 Class
Trading Symbol	CRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn® Fund Institutional 2 Class ($22,768)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,081	$9,436	$9,011
02/16	$9,021	$9,433	$9,038
03/16	$9,729	$10,097	$9,734
04/16	$9,839	$10,159	$9,827
05/16	$10,131	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,534	$10,774	$10,591
08/16	$10,607	$10,801	$10,664
09/16	$10,657	$10,818	$10,695
10/16	$10,333	$10,584	$10,137
11/16	$11,014	$11,058	$10,876
12/16	$11,043	$11,274	$10,973
01/17	$11,300	$11,486	$11,233
02/17	$11,708	$11,913	$11,573
03/17	$11,785	$11,921	$11,659
04/17	$12,041	$12,047	$11,864
05/17	$12,166	$12,171	$11,869
06/17	$12,407	$12,280	$12,140
07/17	$12,471	$12,512	$12,301
08/17	$12,528	$12,536	$12,325
09/17	$13,043	$12,842	$12,841
10/17	$13,451	$13,122	$13,185
11/17	$13,830	$13,521	$13,619
12/17	$13,827	$13,656	$13,656
01/18	$14,621	$14,375	$14,338
02/18	$14,143	$13,846	$13,868
03/18	$14,331	$13,568	$13,981
04/18	$14,203	$13,619	$13,892
05/18	$15,116	$14,004	$14,631
06/18	$15,261	$14,095	$14,754
07/18	$15,615	$14,563	$15,030
08/18	$16,600	$15,074	$16,046
09/18	$16,360	$15,099	$15,811
10/18	$14,383	$13,988	$13,912
11/18	$14,799	$14,268	$14,175
12/18	$13,136	$12,940	$12,637
01/19	$14,501	$14,051	$14,141
02/19	$15,379	$14,545	$15,073
03/19	$15,312	$14,757	$15,036
04/19	$15,904	$15,346	$15,562
05/19	$15,026	$14,353	$14,528
06/19	$15,914	$15,361	$15,659
07/19	$16,223	$15,590	$15,903
08/19	$15,665	$15,272	$15,451
09/19	$15,327	$15,540	$15,161
10/19	$15,486	$15,874	$15,550
11/19	$16,472	$16,478	$16,609
12/19	$16,634	$16,954	$16,763
01/20	$16,591	$16,935	$16,781
02/20	$15,319	$15,549	$15,643
03/20	$13,082	$13,410	$12,871
04/20	$14,895	$15,187	$14,935
05/20	$16,623	$15,999	$16,494
06/20	$16,802	$16,364	$17,101
07/20	$17,745	$17,294	$18,037
08/20	$18,244	$18,546	$18,849
09/20	$18,388	$17,871	$18,704
10/20	$18,466	$17,485	$18,925
11/20	$20,407	$19,613	$21,682
12/20	$21,541	$20,495	$23,547
01/21	$21,915	$20,404	$24,205
02/21	$22,806	$21,042	$24,965
03/21	$21,963	$21,796	$24,133
04/21	$22,710	$22,919	$24,980
05/21	$21,830	$23,024	$24,286
06/21	$23,244	$23,592	$25,589
07/21	$23,507	$23,991	$25,035
08/21	$24,246	$24,675	$25,662
09/21	$22,868	$23,568	$24,685
10/21	$24,735	$25,161	$25,951
11/21	$23,783	$24,778	$24,614
12/21	$23,500	$25,754	$24,735
01/22	$19,784	$24,239	$21,471
02/22	$19,739	$23,628	$21,536
03/22	$19,377	$24,395	$21,691
04/22	$16,654	$22,206	$19,214
05/22	$16,038	$22,176	$18,748
06/22	$14,812	$20,321	$17,450
07/22	$17,076	$22,227	$19,441
08/22	$16,589	$21,397	$19,072
09/22	$15,016	$19,413	$17,429
10/22	$16,023	$21,005	$18,846
11/22	$16,479	$22,102	$19,406
12/22	$15,551	$20,808	$18,251
01/23	$17,092	$22,241	$20,078
02/23	$17,060	$21,721	$19,761
03/23	$17,123	$22,302	$19,446
04/23	$16,935	$22,539	$19,200
05/23	$16,793	$22,627	$19,179
06/23	$18,098	$24,172	$20,693
07/23	$18,648	$25,039	$21,384
08/23	$18,318	$24,555	$20,514
09/23	$17,155	$23,386	$19,278
10/23	$15,629	$22,766	$17,940
11/23	$17,155	$24,888	$19,530
12/23	$18,963	$26,209	$21,706
01/24	$18,680	$26,499	$21,215
02/24	$20,064	$27,933	$22,935
03/24	$20,803	$28,835	$23,553
04/24	$19,419	$27,566	$21,798
05/24	$19,718	$28,868	$22,682
06/24	$19,545	$29,762	$22,560
07/24	$20,520	$30,315	$23,935
08/24	$20,787	$30,975	$23,749
09/24	$21,337	$31,616	$24,137
10/24	$21,243	$31,384	$24,077
11/24	$23,287	$33,471	$26,942
12/24	$21,715	$32,448	$24,723
01/25	$22,281	$33,473	$25,669
02/25	$20,504	$32,831	$23,960
03/25	$18,711	$30,916	$22,053
04/25	$18,633	$30,709	$21,982
05/25	$19,891	$32,655	$23,422
06/25	$20,928	$34,314	$24,548
07/25	$21,369	$35,070	$25,123
08/25	$21,903	$35,881	$26,442
09/25	$22,469	$37,120	$27,182
10/25	$23,208	$37,915	$27,877
11/25	$23,507	$38,019	$27,498
12/25	$22,768	$38,012	$27,272

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.85	1.11	8.58
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,435,860,719
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,699,069
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122737
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional 3 Class
Trading Symbol	CRBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn® Fund Institutional 3 Class ($22,876)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,085	$9,436	$9,011
02/16	$9,020	$9,433	$9,038
03/16	$9,730	$10,097	$9,734
04/16	$9,840	$10,159	$9,827
05/16	$10,135	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,538	$10,774	$10,591
08/16	$10,610	$10,801	$10,664
09/16	$10,665	$10,818	$10,695
10/16	$10,338	$10,584	$10,137
11/16	$11,015	$11,058	$10,876
12/16	$11,050	$11,274	$10,973
01/17	$11,305	$11,486	$11,233
02/17	$11,712	$11,913	$11,573
03/17	$11,794	$11,921	$11,659
04/17	$12,049	$12,047	$11,864
05/17	$12,173	$12,171	$11,869
06/17	$12,413	$12,280	$12,140
07/17	$12,484	$12,512	$12,301
08/17	$12,548	$12,536	$12,325
09/17	$13,060	$12,842	$12,841
10/17	$13,473	$13,122	$13,185
11/17	$13,850	$13,521	$13,619
12/17	$13,847	$13,656	$13,656
01/18	$14,644	$14,375	$14,338
02/18	$14,169	$13,846	$13,868
03/18	$14,356	$13,568	$13,981
04/18	$14,229	$13,619	$13,892
05/18	$15,135	$14,004	$14,631
06/18	$15,285	$14,095	$14,754
07/18	$15,637	$14,563	$15,030
08/18	$16,632	$15,074	$16,046
09/18	$16,395	$15,099	$15,811
10/18	$14,414	$13,988	$13,912
11/18	$14,827	$14,268	$14,175
12/18	$13,157	$12,940	$12,637
01/19	$14,531	$14,051	$14,141
02/19	$15,412	$14,545	$15,073
03/19	$15,346	$14,757	$15,036
04/19	$15,942	$15,346	$15,562
05/19	$15,061	$14,353	$14,528
06/19	$15,952	$15,361	$15,659
07/19	$16,258	$15,590	$15,903
08/19	$15,706	$15,272	$15,451
09/19	$15,360	$15,540	$15,161
10/19	$15,528	$15,874	$15,550
11/19	$16,505	$16,478	$16,609
12/19	$16,676	$16,954	$16,763
01/20	$16,633	$16,935	$16,781
02/20	$15,362	$15,549	$15,643
03/20	$13,124	$13,410	$12,871
04/20	$14,931	$15,187	$14,935
05/20	$16,676	$15,999	$16,494
06/20	$16,853	$16,364	$17,101
07/20	$17,798	$17,294	$18,037
08/20	$18,303	$18,546	$18,849
09/20	$18,435	$17,871	$18,704
10/20	$18,523	$17,485	$18,925
11/20	$20,468	$19,613	$21,682
12/20	$21,602	$20,495	$23,547
01/21	$21,983	$20,404	$24,205
02/21	$22,878	$21,042	$24,965
03/21	$22,031	$21,796	$24,133
04/21	$22,782	$22,919	$24,980
05/21	$21,900	$23,024	$24,286
06/21	$23,318	$23,592	$25,589
07/21	$23,590	$23,991	$25,035
08/21	$24,334	$24,675	$25,662
09/21	$22,958	$23,568	$24,685
10/21	$24,818	$25,161	$25,951
11/21	$23,863	$24,778	$24,614
12/21	$23,581	$25,754	$24,735
01/22	$19,854	$24,239	$21,471
02/22	$19,810	$23,628	$21,536
03/22	$19,438	$24,395	$21,691
04/22	$16,721	$22,206	$19,214
05/22	$16,097	$22,176	$18,748
06/22	$14,873	$20,321	$17,450
07/22	$17,137	$22,227	$19,441
08/22	$16,657	$21,397	$19,072
09/22	$15,075	$19,413	$17,429
10/22	$16,083	$21,005	$18,846
11/22	$16,533	$22,102	$19,406
12/22	$15,617	$20,808	$18,251
01/23	$17,168	$22,241	$20,078
02/23	$17,122	$21,721	$19,761
03/23	$17,199	$22,302	$19,446
04/23	$16,998	$22,539	$19,200
05/23	$16,858	$22,627	$19,179
06/23	$18,161	$24,172	$20,693
07/23	$18,704	$25,039	$21,384
08/23	$18,394	$24,555	$20,514
09/23	$17,215	$23,386	$19,278
10/23	$15,680	$22,766	$17,940
11/23	$17,230	$24,888	$19,530
12/23	$19,045	$26,209	$21,706
01/24	$18,750	$26,499	$21,215
02/24	$20,131	$27,933	$22,935
03/24	$20,875	$28,835	$23,553
04/24	$19,495	$27,566	$21,798
05/24	$19,789	$28,868	$22,682
06/24	$19,619	$29,762	$22,560
07/24	$20,611	$30,315	$23,935
08/24	$20,859	$30,975	$23,749
09/24	$21,418	$31,616	$24,137
10/24	$21,340	$31,384	$24,077
11/24	$23,387	$33,471	$26,942
12/24	$21,806	$32,448	$24,723
01/25	$22,364	$33,473	$25,669
02/25	$20,596	$32,831	$23,960
03/25	$18,797	$30,916	$22,053
04/25	$18,719	$30,709	$21,982
05/25	$19,975	$32,655	$23,422
06/25	$21,015	$34,314	$24,548
07/25	$21,464	$35,070	$25,123
08/25	$21,992	$35,881	$26,442
09/25	$22,581	$37,120	$27,182
10/25	$23,325	$37,915	$27,877
11/25	$23,620	$38,019	$27,498
12/25	$22,876	$38,012	$27,272

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.91	1.15	8.63
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,435,860,719
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,699,069
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024957
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional Class
Trading Symbol	ACRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn® Fund Institutional Class ($22,695)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,080	$9,436	$9,011
02/16	$9,018	$9,433	$9,038
03/16	$9,731	$10,097	$9,734
04/16	$9,835	$10,159	$9,827
05/16	$10,129	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,536	$10,774	$10,591
08/16	$10,599	$10,801	$10,664
09/16	$10,657	$10,818	$10,695
10/16	$10,328	$10,584	$10,137
11/16	$11,009	$11,058	$10,876
12/16	$11,039	$11,274	$10,973
01/17	$11,298	$11,486	$11,233
02/17	$11,703	$11,913	$11,573
03/17	$11,782	$11,921	$11,659
04/17	$12,035	$12,047	$11,864
05/17	$12,165	$12,171	$11,869
06/17	$12,401	$12,280	$12,140
07/17	$12,469	$12,512	$12,301
08/17	$12,528	$12,536	$12,325
09/17	$13,036	$12,842	$12,841
10/17	$13,447	$13,122	$13,185
11/17	$13,827	$13,521	$13,619
12/17	$13,825	$13,656	$13,656
01/18	$14,615	$14,375	$14,338
02/18	$14,139	$13,846	$13,868
03/18	$14,319	$13,568	$13,981
04/18	$14,202	$13,619	$13,892
05/18	$15,100	$14,004	$14,631
06/18	$15,250	$14,095	$14,754
07/18	$15,605	$14,563	$15,030
08/18	$16,596	$15,074	$16,046
09/18	$16,353	$15,099	$15,811
10/18	$14,371	$13,988	$13,912
11/18	$14,792	$14,268	$14,175
12/18	$13,121	$12,940	$12,637
01/19	$14,486	$14,051	$14,141
02/19	$15,365	$14,545	$15,073
03/19	$15,295	$14,757	$15,036
04/19	$15,891	$15,346	$15,562
05/19	$15,022	$14,353	$14,528
06/19	$15,902	$15,361	$15,659
07/19	$16,208	$15,590	$15,903
08/19	$15,659	$15,272	$15,451
09/19	$15,310	$15,540	$15,161
10/19	$15,479	$15,874	$15,550
11/19	$16,451	$16,478	$16,609
12/19	$16,612	$16,954	$16,763
01/20	$16,578	$16,935	$16,781
02/20	$15,312	$15,549	$15,643
03/20	$13,075	$13,410	$12,871
04/20	$14,871	$15,187	$14,935
05/20	$16,612	$15,999	$16,494
06/20	$16,780	$16,364	$17,101
07/20	$17,729	$17,294	$18,037
08/20	$18,227	$18,546	$18,849
09/20	$18,357	$17,871	$18,704
10/20	$18,440	$17,485	$18,925
11/20	$20,385	$19,613	$21,682
12/20	$21,514	$20,495	$23,547
01/21	$21,877	$20,404	$24,205
02/21	$22,771	$21,042	$24,965
03/21	$21,929	$21,796	$24,133
04/21	$22,681	$22,919	$24,980
05/21	$21,799	$23,024	$24,286
06/21	$23,209	$23,592	$25,589
07/21	$23,466	$23,991	$25,035
08/21	$24,209	$24,675	$25,662
09/21	$22,844	$23,568	$24,685
10/21	$24,696	$25,161	$25,951
11/21	$23,736	$24,778	$24,614
12/21	$23,448	$25,754	$24,735
01/22	$19,754	$24,239	$21,471
02/22	$19,705	$23,628	$21,536
03/22	$19,342	$24,395	$21,691
04/22	$16,621	$22,206	$19,214
05/22	$16,011	$22,176	$18,748
06/22	$14,784	$20,321	$17,450
07/22	$17,052	$22,227	$19,441
08/22	$16,567	$21,397	$19,072
09/22	$14,992	$19,413	$17,429
10/22	$15,996	$21,005	$18,846
11/22	$16,446	$22,102	$19,406
12/22	$15,528	$20,808	$18,251
01/23	$17,069	$22,241	$20,078
02/23	$17,034	$21,721	$19,761
03/23	$17,086	$22,302	$19,446
04/23	$16,896	$22,539	$19,200
05/23	$16,757	$22,627	$19,179
06/23	$18,056	$24,172	$20,693
07/23	$18,610	$25,039	$21,384
08/23	$18,281	$24,555	$20,514
09/23	$17,121	$23,386	$19,278
10/23	$15,597	$22,766	$17,940
11/23	$17,121	$24,888	$19,530
12/23	$18,921	$26,209	$21,706
01/24	$18,627	$26,499	$21,215
02/24	$20,012	$27,933	$22,935
03/24	$20,739	$28,835	$23,553
04/24	$19,371	$27,566	$21,798
05/24	$19,666	$28,868	$22,682
06/24	$19,493	$29,762	$22,560
07/24	$20,479	$30,315	$23,935
08/24	$20,722	$30,975	$23,749
09/24	$21,276	$31,616	$24,137
10/24	$21,189	$31,384	$24,077
11/24	$23,232	$33,471	$26,942
12/24	$21,656	$32,448	$24,723
01/25	$22,210	$33,473	$25,669
02/25	$20,445	$32,831	$23,960
03/25	$18,662	$30,916	$22,053
04/25	$18,575	$30,709	$21,982
05/25	$19,839	$32,655	$23,422
06/25	$20,860	$34,314	$24,548
07/25	$21,310	$35,070	$25,123
08/25	$21,830	$35,881	$26,442
09/25	$22,418	$37,120	$27,182
10/25	$23,145	$37,915	$27,877
11/25	$23,439	$38,019	$27,498
12/25	$22,695	$38,012	$27,272

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.80	1.07	8.54
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,435,860,719
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,699,069
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024958
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class A
Trading Symbol	LAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International® Class A (including sales charges) ($14,297)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$9,426	$10,000	$10,000
01/16	$8,929	$9,277	$9,249
02/16	$8,830	$9,107	$9,207
03/16	$9,431	$9,699	$9,908
04/16	$9,477	$9,980	$10,071
05/16	$9,506	$9,890	$10,123
06/16	$9,292	$9,558	$9,712
07/16	$9,737	$10,042	$10,271
08/16	$9,805	$10,049	$10,129
09/16	$10,052	$10,173	$10,363
10/16	$9,569	$9,965	$9,941
11/16	$9,132	$9,766	$9,627
12/16	$9,190	$10,100	$9,827
01/17	$9,572	$10,393	$10,233
02/17	$9,777	$10,542	$10,418
03/17	$10,077	$10,832	$10,673
04/17	$10,528	$11,107	$11,103
05/17	$10,927	$11,515	$11,609
06/17	$10,883	$11,495	$11,556
07/17	$11,171	$11,826	$11,921
08/17	$11,156	$11,822	$12,030
09/17	$11,407	$12,116	$12,360
10/17	$11,633	$12,300	$12,653
11/17	$11,869	$12,429	$12,813
12/17	$12,122	$12,628	$13,084
01/18	$12,763	$13,262	$13,775
02/18	$12,265	$12,663	$13,256
03/18	$12,380	$12,435	$13,070
04/18	$12,378	$12,719	$13,192
05/18	$12,351	$12,433	$13,228
06/18	$12,115	$12,281	$13,032
07/18	$12,271	$12,584	$13,180
08/18	$12,171	$12,341	$13,139
09/18	$12,069	$12,448	$13,010
10/18	$10,764	$11,457	$11,634
11/18	$10,785	$11,442	$11,482
12/18	$10,167	$10,887	$10,806
01/19	$11,026	$11,602	$11,619
02/19	$11,360	$11,898	$11,943
03/19	$11,433	$11,973	$12,041
04/19	$11,888	$12,310	$12,469
05/19	$11,377	$11,719	$11,849
06/19	$12,035	$12,414	$12,482
07/19	$11,804	$12,256	$12,440
08/19	$11,609	$11,939	$12,181
09/19	$11,653	$12,281	$12,384
10/19	$12,252	$12,722	$12,896
11/19	$12,652	$12,866	$13,260
12/19	$13,173	$13,284	$13,726
01/20	$12,733	$13,006	$13,497
02/20	$11,690	$11,831	$12,252
03/20	$9,413	$10,252	$10,568
04/20	$10,542	$10,914	$11,675
05/20	$11,613	$11,389	$12,666
06/20	$11,971	$11,777	$12,935
07/20	$12,612	$12,051	$13,555
08/20	$13,232	$12,671	$14,425
09/20	$13,265	$12,342	$14,406
10/20	$12,863	$11,849	$13,944
11/20	$14,043	$13,686	$15,562
12/20	$15,106	$14,322	$16,468
01/21	$15,150	$14,169	$16,344
02/21	$15,084	$14,487	$16,247
03/21	$15,084	$14,820	$16,455
04/21	$16,057	$15,266	$17,236
05/21	$16,321	$15,764	$17,564
06/21	$16,352	$15,587	$17,542
07/21	$16,810	$15,704	$17,884
08/21	$17,200	$15,981	$18,334
09/21	$16,415	$15,517	$17,592
10/21	$17,005	$15,899	$17,957
11/21	$16,311	$15,159	$17,165
12/21	$17,015	$15,935	$17,722
01/22	$14,698	$15,165	$15,608
02/22	$14,026	$14,897	$15,320
03/22	$13,800	$14,993	$15,367
04/22	$12,416	$14,023	$14,053
05/22	$12,206	$14,128	$13,845
06/22	$10,871	$12,817	$12,397
07/22	$11,922	$13,456	$13,366
08/22	$11,088	$12,817	$12,634
09/22	$9,647	$11,618	$11,208
10/22	$10,164	$12,242	$11,694
11/22	$11,584	$13,621	$12,903
12/22	$11,262	$13,632	$12,815
01/23	$12,428	$14,736	$13,846
02/23	$12,138	$14,429	$13,475
03/23	$12,513	$14,786	$13,801
04/23	$12,645	$15,204	$14,045
05/23	$12,370	$14,560	$13,607
06/23	$12,766	$15,223	$13,890
07/23	$13,077	$15,715	$14,414
08/23	$12,534	$15,113	$13,847
09/23	$11,679	$14,597	$13,038
10/23	$11,051	$14,005	$12,208
11/23	$12,428	$15,305	$13,638
12/23	$13,436	$16,118	$14,642
01/24	$12,835	$16,211	$14,421
02/24	$13,183	$16,508	$14,758
03/24	$13,531	$17,051	$15,097
04/24	$12,850	$16,614	$14,427
05/24	$13,647	$17,258	$14,983
06/24	$13,589	$16,979	$14,684
07/24	$13,867	$17,477	$15,280
08/24	$14,354	$18,046	$15,785
09/24	$14,638	$18,212	$16,187
10/24	$13,359	$17,222	$15,121
11/24	$13,337	$17,124	$15,261
12/24	$12,752	$16,735	$14,870
01/25	$13,463	$17,614	$15,482
02/25	$13,190	$17,956	$15,390
03/25	$12,563	$17,883	$15,233
04/25	$13,486	$18,702	$16,204
05/25	$14,250	$19,558	$17,188
06/25	$14,929	$19,989	$17,858
07/25	$14,371	$19,708	$17,648
08/25	$14,535	$20,549	$18,263
09/25	$14,656	$20,942	$18,538
10/25	$14,474	$21,188	$18,478
11/25	$14,207	$21,320	$18,303
12/25	$14,297	$21,959	$18,583

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	12.12	(1.09)	4.25
Class A (including sales charges)Footnote Reference(a)	5.69	(2.26)	3.64
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 805,895,861
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,533,596
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Largest Holdings [Text Block]

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000251060
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class S
Trading Symbol	CCIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International® Class S ($15,549)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,476	$9,277	$9,249
02/16	$9,371	$9,107	$9,207
03/16	$10,013	$9,699	$9,908
04/16	$10,061	$9,980	$10,071
05/16	$10,095	$9,890	$10,123
06/16	$9,871	$9,558	$9,712
07/16	$10,347	$10,042	$10,271
08/16	$10,419	$10,049	$10,129
09/16	$10,684	$10,173	$10,363
10/16	$10,172	$9,965	$9,941
11/16	$9,712	$9,766	$9,627
12/16	$9,772	$10,100	$9,827
01/17	$10,181	$10,393	$10,233
02/17	$10,401	$10,542	$10,418
03/17	$10,723	$10,832	$10,673
04/17	$11,204	$11,107	$11,103
05/17	$11,631	$11,515	$11,609
06/17	$11,587	$11,495	$11,556
07/17	$11,895	$11,826	$11,921
08/17	$11,882	$11,822	$12,030
09/17	$12,151	$12,116	$12,360
10/17	$12,394	$12,300	$12,653
11/17	$12,650	$12,429	$12,813
12/17	$12,922	$12,628	$13,084
01/18	$13,608	$13,262	$13,775
02/18	$13,081	$12,663	$13,256
03/18	$13,205	$12,435	$13,070
04/18	$13,203	$12,719	$13,192
05/18	$13,180	$12,433	$13,228
06/18	$12,931	$12,281	$13,032
07/18	$13,101	$12,584	$13,180
08/18	$12,997	$12,341	$13,139
09/18	$12,888	$12,448	$13,010
10/18	$11,499	$11,457	$11,634
11/18	$11,522	$11,442	$11,482
12/18	$10,865	$10,887	$10,806
01/19	$11,785	$11,602	$11,619
02/19	$12,142	$11,898	$11,943
03/19	$12,223	$11,973	$12,041
04/19	$12,713	$12,310	$12,469
05/19	$12,168	$11,719	$11,849
06/19	$12,877	$12,414	$12,482
07/19	$12,630	$12,256	$12,440
08/19	$12,427	$11,939	$12,181
09/19	$12,474	$12,281	$12,384
10/19	$13,120	$12,722	$12,896
11/19	$13,551	$12,866	$13,260
12/19	$14,112	$13,284	$13,726
01/20	$13,647	$13,006	$13,497
02/20	$12,530	$11,831	$12,252
03/20	$10,091	$10,252	$10,568
04/20	$11,302	$10,914	$11,675
05/20	$12,452	$11,389	$12,666
06/20	$12,844	$11,777	$12,935
07/20	$13,533	$12,051	$13,555
08/20	$14,201	$12,671	$14,425
09/20	$14,240	$12,342	$14,406
10/20	$13,811	$11,849	$13,944
11/20	$15,081	$13,686	$15,562
12/20	$16,227	$14,322	$16,468
01/21	$16,275	$14,169	$16,344
02/21	$16,209	$14,487	$16,247
03/21	$16,209	$14,820	$16,455
04/21	$17,263	$15,266	$17,236
05/21	$17,546	$15,764	$17,564
06/21	$17,586	$15,587	$17,542
07/21	$18,077	$15,704	$17,884
08/21	$18,505	$15,981	$18,334
09/21	$17,664	$15,517	$17,592
10/21	$18,301	$15,899	$17,957
11/21	$17,557	$15,159	$17,165
12/21	$18,319	$15,935	$17,722
01/22	$15,831	$15,165	$15,608
02/22	$15,110	$14,897	$15,320
03/22	$14,873	$14,993	$15,367
04/22	$13,381	$14,023	$14,053
05/22	$13,156	$14,128	$13,845
06/22	$11,717	$12,817	$12,397
07/22	$12,856	$13,456	$13,366
08/22	$11,955	$12,817	$12,634
09/22	$10,403	$11,618	$11,208
10/22	$10,969	$12,242	$11,694
11/22	$12,499	$13,621	$12,903
12/22	$12,159	$13,632	$12,815
01/23	$13,417	$14,736	$13,846
02/23	$13,105	$14,429	$13,475
03/23	$13,513	$14,786	$13,801
04/23	$13,660	$15,204	$14,045
05/23	$13,366	$14,560	$13,607
06/23	$13,796	$15,223	$13,890
07/23	$14,136	$15,715	$14,414
08/23	$13,553	$15,113	$13,847
09/23	$12,629	$14,597	$13,038
10/23	$11,955	$14,005	$12,208
11/23	$13,451	$15,305	$13,638
12/23	$14,539	$16,118	$14,642
01/24	$13,893	$16,211	$14,421
02/24	$14,272	$16,508	$14,758
03/24	$14,652	$17,051	$15,097
04/24	$13,921	$16,614	$14,427
05/24	$14,782	$17,258	$14,983
06/24	$14,724	$16,979	$14,684
07/24	$15,024	$17,477	$15,280
08/24	$15,559	$18,046	$15,785
09/24	$15,870	$18,212	$16,187
10/24	$14,483	$17,222	$15,121
11/24	$14,465	$17,124	$15,261
12/24	$13,838	$16,735	$14,870
01/25	$14,611	$17,614	$15,482
02/25	$14,317	$17,956	$15,390
03/25	$13,641	$17,883	$15,233
04/25	$14,643	$18,702	$16,204
05/25	$15,479	$19,558	$17,188
06/25	$16,211	$19,989	$17,858
07/25	$15,616	$19,708	$17,648
08/25	$15,792	$20,549	$18,263
09/25	$15,930	$20,942	$18,538
10/25	$15,733	$21,188	$18,478
11/25	$15,445	$21,320	$18,303
12/25	$15,549	$21,959	$18,583

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	12.36	(0.85)	4.51
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 805,895,861
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,533,596
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Largest Holdings [Text Block]

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000097733
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional 2 Class
Trading Symbol	CAIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International® Institutional 2 Class ($15,632)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,476	$9,277	$9,249
02/16	$9,373	$9,107	$9,207
03/16	$10,015	$9,699	$9,908
04/16	$10,064	$9,980	$10,071
05/16	$10,097	$9,890	$10,123
06/16	$9,874	$9,558	$9,712
07/16	$10,350	$10,042	$10,271
08/16	$10,425	$10,049	$10,129
09/16	$10,690	$10,173	$10,363
10/16	$10,177	$9,965	$9,941
11/16	$9,714	$9,766	$9,627
12/16	$9,777	$10,100	$9,827
01/17	$10,187	$10,393	$10,233
02/17	$10,407	$10,542	$10,418
03/17	$10,728	$10,832	$10,673
04/17	$11,211	$11,107	$11,103
05/17	$11,638	$11,515	$11,609
06/17	$11,594	$11,495	$11,556
07/17	$11,902	$11,826	$11,921
08/17	$11,892	$11,822	$12,030
09/17	$12,161	$12,116	$12,360
10/17	$12,404	$12,300	$12,653
11/17	$12,661	$12,429	$12,813
12/17	$12,932	$12,628	$13,084
01/18	$13,622	$13,262	$13,775
02/18	$13,094	$12,663	$13,256
03/18	$13,221	$12,435	$13,070
04/18	$13,219	$12,719	$13,192
05/18	$13,196	$12,433	$13,228
06/18	$12,947	$12,281	$13,032
07/18	$13,117	$12,584	$13,180
08/18	$13,013	$12,341	$13,139
09/18	$12,907	$12,448	$13,010
10/18	$11,516	$11,457	$11,634
11/18	$11,541	$11,442	$11,482
12/18	$10,882	$10,887	$10,806
01/19	$11,805	$11,602	$11,619
02/19	$12,163	$11,898	$11,943
03/19	$12,244	$11,973	$12,041
04/19	$12,735	$12,310	$12,469
05/19	$12,192	$11,719	$11,849
06/19	$12,900	$12,414	$12,482
07/19	$12,656	$12,256	$12,440
08/19	$12,452	$11,939	$12,181
09/19	$12,499	$12,281	$12,384
10/19	$13,147	$12,722	$12,896
11/19	$13,579	$12,866	$13,260
12/19	$14,141	$13,284	$13,726
01/20	$13,674	$13,006	$13,497
02/20	$12,554	$11,831	$12,252
03/20	$10,112	$10,252	$10,568
04/20	$11,327	$10,914	$11,675
05/20	$12,480	$11,389	$12,666
06/20	$12,873	$11,777	$12,935
07/20	$13,565	$12,051	$13,555
08/20	$14,239	$12,671	$14,425
09/20	$14,274	$12,342	$14,406
10/20	$13,848	$11,849	$13,944
11/20	$15,122	$13,686	$15,562
12/20	$16,271	$14,322	$16,468
01/21	$16,319	$14,169	$16,344
02/21	$16,257	$14,487	$16,247
03/21	$16,257	$14,820	$16,455
04/21	$17,315	$15,266	$17,236
05/21	$17,598	$15,764	$17,564
06/21	$17,640	$15,587	$17,542
07/21	$18,137	$15,704	$17,884
08/21	$18,562	$15,981	$18,334
09/21	$17,723	$15,517	$17,592
10/21	$18,362	$15,899	$17,957
11/21	$17,615	$15,159	$17,165
12/21	$18,382	$15,935	$17,722
01/22	$15,883	$15,165	$15,608
02/22	$15,164	$14,897	$15,320
03/22	$14,921	$14,993	$15,367
04/22	$13,428	$14,023	$14,053
05/22	$13,207	$14,128	$13,845
06/22	$11,762	$12,817	$12,397
07/22	$12,906	$13,456	$13,366
08/22	$12,001	$12,817	$12,634
09/22	$10,442	$11,618	$11,208
10/22	$11,011	$12,242	$11,694
11/22	$12,548	$13,621	$12,903
12/22	$12,206	$13,632	$12,815
01/23	$13,470	$14,736	$13,846
02/23	$13,162	$14,429	$13,475
03/23	$13,566	$14,786	$13,801
04/23	$13,714	$15,204	$14,045
05/23	$13,424	$14,560	$13,607
06/23	$13,856	$15,223	$13,890
07/23	$14,198	$15,715	$14,414
08/23	$13,612	$15,113	$13,847
09/23	$12,684	$14,597	$13,038
10/23	$12,007	$14,005	$12,208
11/23	$13,509	$15,305	$13,638
12/23	$14,602	$16,118	$14,642
01/24	$13,953	$16,211	$14,421
02/24	$14,334	$16,508	$14,758
03/24	$14,716	$17,051	$15,097
04/24	$13,982	$16,614	$14,427
05/24	$14,852	$17,258	$14,983
06/24	$14,792	$16,979	$14,684
07/24	$15,099	$17,477	$15,280
08/24	$15,636	$18,046	$15,785
09/24	$15,943	$18,212	$16,187
10/24	$14,555	$17,222	$15,121
11/24	$14,538	$17,124	$15,261
12/24	$13,903	$16,735	$14,870
01/25	$14,679	$17,614	$15,482
02/25	$14,391	$17,956	$15,390
03/25	$13,710	$17,883	$15,233
04/25	$14,718	$18,702	$16,204
05/25	$15,559	$19,558	$17,188
06/25	$16,295	$19,989	$17,858
07/25	$15,696	$19,708	$17,648
08/25	$15,874	$20,549	$18,263
09/25	$16,019	$20,942	$18,538
10/25	$15,821	$21,188	$18,478
11/25	$15,532	$21,320	$18,303
12/25	$15,632	$21,959	$18,583

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	12.44	(0.80)	4.57
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 805,895,861
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,533,596
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Largest Holdings [Text Block]

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122739
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional 3 Class
Trading Symbol	CCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International® Institutional 3 Class ($15,703)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,477	$9,277	$9,249
02/16	$9,373	$9,107	$9,207
03/16	$10,015	$9,699	$9,908
04/16	$10,066	$9,980	$10,071
05/16	$10,101	$9,890	$10,123
06/16	$9,877	$9,558	$9,712
07/16	$10,352	$10,042	$10,271
08/16	$10,429	$10,049	$10,129
09/16	$10,692	$10,173	$10,363
10/16	$10,181	$9,965	$9,941
11/16	$9,719	$9,766	$9,627
12/16	$9,781	$10,100	$9,827
01/17	$10,193	$10,393	$10,233
02/17	$10,414	$10,542	$10,418
03/17	$10,736	$10,832	$10,673
04/17	$11,217	$11,107	$11,103
05/17	$11,647	$11,515	$11,609
06/17	$11,603	$11,495	$11,556
07/17	$11,911	$11,826	$11,921
08/17	$11,901	$11,822	$12,030
09/17	$12,171	$12,116	$12,360
10/17	$12,417	$12,300	$12,653
11/17	$12,674	$12,429	$12,813
12/17	$12,946	$12,628	$13,084
01/18	$13,635	$13,262	$13,775
02/18	$13,109	$12,663	$13,256
03/18	$13,236	$12,435	$13,070
04/18	$13,236	$12,719	$13,192
05/18	$13,214	$12,433	$13,228
06/18	$12,963	$12,281	$13,032
07/18	$13,134	$12,584	$13,180
08/18	$13,032	$12,341	$13,139
09/18	$12,923	$12,448	$13,010
10/18	$11,532	$11,457	$11,634
11/18	$11,557	$11,442	$11,482
12/18	$10,899	$10,887	$10,806
01/19	$11,823	$11,602	$11,619
02/19	$12,185	$11,898	$11,943
03/19	$12,265	$11,973	$12,041
04/19	$12,758	$12,310	$12,469
05/19	$12,214	$11,719	$11,849
06/19	$12,925	$12,414	$12,482
07/19	$12,681	$12,256	$12,440
08/19	$12,475	$11,939	$12,181
09/19	$12,521	$12,281	$12,384
10/19	$13,174	$12,722	$12,896
11/19	$13,609	$12,866	$13,260
12/19	$14,172	$13,284	$13,726
01/20	$13,702	$13,006	$13,497
02/20	$12,582	$11,831	$12,252
03/20	$10,133	$10,252	$10,568
04/20	$11,352	$10,914	$11,675
05/20	$12,508	$11,389	$12,666
06/20	$12,906	$11,777	$12,935
07/20	$13,598	$12,051	$13,555
08/20	$14,273	$12,671	$14,425
09/20	$14,312	$12,342	$14,406
10/20	$13,882	$11,849	$13,944
11/20	$15,159	$13,686	$15,562
12/20	$16,312	$14,322	$16,468
01/21	$16,359	$14,169	$16,344
02/21	$16,298	$14,487	$16,247
03/21	$16,298	$14,820	$16,455
04/21	$17,357	$15,266	$17,236
05/21	$17,646	$15,764	$17,564
06/21	$17,688	$15,587	$17,542
07/21	$18,184	$15,704	$17,884
08/21	$18,613	$15,981	$18,334
09/21	$17,770	$15,517	$17,592
10/21	$18,410	$15,899	$17,957
11/21	$17,664	$15,159	$17,165
12/21	$18,433	$15,935	$17,722
01/22	$15,926	$15,165	$15,608
02/22	$15,207	$14,897	$15,320
03/22	$14,967	$14,993	$15,367
04/22	$13,469	$14,023	$14,053
05/22	$13,245	$14,128	$13,845
06/22	$11,800	$12,817	$12,397
07/22	$12,943	$13,456	$13,366
08/22	$12,041	$12,817	$12,634
09/22	$10,477	$11,618	$11,208
10/22	$11,043	$12,242	$11,694
11/22	$12,590	$13,621	$12,903
12/22	$12,243	$13,632	$12,815
01/23	$13,515	$14,736	$13,846
02/23	$13,201	$14,429	$13,475
03/23	$13,610	$14,786	$13,801
04/23	$13,762	$15,204	$14,045
05/23	$13,470	$14,560	$13,607
06/23	$13,902	$15,223	$13,890
07/23	$14,244	$15,715	$14,414
08/23	$13,661	$15,113	$13,847
09/23	$12,730	$14,597	$13,038
10/23	$12,052	$14,005	$12,208
11/23	$13,554	$15,305	$13,638
12/23	$14,659	$16,118	$14,642
01/24	$14,008	$16,211	$14,421
02/24	$14,390	$16,508	$14,758
03/24	$14,776	$17,051	$15,097
04/24	$14,036	$16,614	$14,427
05/24	$14,911	$17,258	$14,983
06/24	$14,849	$16,979	$14,684
07/24	$15,158	$17,477	$15,280
08/24	$15,698	$18,046	$15,785
09/24	$16,013	$18,212	$16,187
10/24	$14,617	$17,222	$15,121
11/24	$14,593	$17,124	$15,261
12/24	$13,963	$16,735	$14,870
01/25	$14,739	$17,614	$15,482
02/25	$14,449	$17,956	$15,390
03/25	$13,767	$17,883	$15,233
04/25	$14,784	$18,702	$16,204
05/25	$15,623	$19,558	$17,188
06/25	$16,367	$19,989	$17,858
07/25	$15,765	$19,708	$17,648
08/25	$15,946	$20,549	$18,263
09/25	$16,088	$20,942	$18,538
10/25	$15,888	$21,188	$18,478
11/25	$15,603	$21,320	$18,303
12/25	$15,703	$21,959	$18,583

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	12.46	(0.76)	4.62
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 805,895,861
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,533,596
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Largest Holdings [Text Block]

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024961
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional Class
Trading Symbol	ACINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International® Institutional Class ($15,549)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,476	$9,277	$9,249
02/16	$9,371	$9,107	$9,207
03/16	$10,013	$9,699	$9,908
04/16	$10,061	$9,980	$10,071
05/16	$10,095	$9,890	$10,123
06/16	$9,871	$9,558	$9,712
07/16	$10,347	$10,042	$10,271
08/16	$10,419	$10,049	$10,129
09/16	$10,684	$10,173	$10,363
10/16	$10,172	$9,965	$9,941
11/16	$9,712	$9,766	$9,627
12/16	$9,772	$10,100	$9,827
01/17	$10,181	$10,393	$10,233
02/17	$10,401	$10,542	$10,418
03/17	$10,723	$10,832	$10,673
04/17	$11,204	$11,107	$11,103
05/17	$11,631	$11,515	$11,609
06/17	$11,587	$11,495	$11,556
07/17	$11,895	$11,826	$11,921
08/17	$11,882	$11,822	$12,030
09/17	$12,151	$12,116	$12,360
10/17	$12,394	$12,300	$12,653
11/17	$12,650	$12,429	$12,813
12/17	$12,922	$12,628	$13,084
01/18	$13,608	$13,262	$13,775
02/18	$13,081	$12,663	$13,256
03/18	$13,205	$12,435	$13,070
04/18	$13,203	$12,719	$13,192
05/18	$13,180	$12,433	$13,228
06/18	$12,931	$12,281	$13,032
07/18	$13,101	$12,584	$13,180
08/18	$12,997	$12,341	$13,139
09/18	$12,888	$12,448	$13,010
10/18	$11,499	$11,457	$11,634
11/18	$11,522	$11,442	$11,482
12/18	$10,865	$10,887	$10,806
01/19	$11,785	$11,602	$11,619
02/19	$12,142	$11,898	$11,943
03/19	$12,223	$11,973	$12,041
04/19	$12,713	$12,310	$12,469
05/19	$12,168	$11,719	$11,849
06/19	$12,877	$12,414	$12,482
07/19	$12,630	$12,256	$12,440
08/19	$12,427	$11,939	$12,181
09/19	$12,474	$12,281	$12,384
10/19	$13,120	$12,722	$12,896
11/19	$13,551	$12,866	$13,260
12/19	$14,112	$13,284	$13,726
01/20	$13,647	$13,006	$13,497
02/20	$12,530	$11,831	$12,252
03/20	$10,091	$10,252	$10,568
04/20	$11,302	$10,914	$11,675
05/20	$12,452	$11,389	$12,666
06/20	$12,844	$11,777	$12,935
07/20	$13,533	$12,051	$13,555
08/20	$14,201	$12,671	$14,425
09/20	$14,240	$12,342	$14,406
10/20	$13,811	$11,849	$13,944
11/20	$15,081	$13,686	$15,562
12/20	$16,227	$14,322	$16,468
01/21	$16,275	$14,169	$16,344
02/21	$16,209	$14,487	$16,247
03/21	$16,209	$14,820	$16,455
04/21	$17,263	$15,266	$17,236
05/21	$17,546	$15,764	$17,564
06/21	$17,586	$15,587	$17,542
07/21	$18,077	$15,704	$17,884
08/21	$18,505	$15,981	$18,334
09/21	$17,664	$15,517	$17,592
10/21	$18,301	$15,899	$17,957
11/21	$17,557	$15,159	$17,165
12/21	$18,319	$15,935	$17,722
01/22	$15,831	$15,165	$15,608
02/22	$15,110	$14,897	$15,320
03/22	$14,873	$14,993	$15,367
04/22	$13,381	$14,023	$14,053
05/22	$13,156	$14,128	$13,845
06/22	$11,717	$12,817	$12,397
07/22	$12,856	$13,456	$13,366
08/22	$11,955	$12,817	$12,634
09/22	$10,403	$11,618	$11,208
10/22	$10,969	$12,242	$11,694
11/22	$12,499	$13,621	$12,903
12/22	$12,159	$13,632	$12,815
01/23	$13,417	$14,736	$13,846
02/23	$13,105	$14,429	$13,475
03/23	$13,513	$14,786	$13,801
04/23	$13,660	$15,204	$14,045
05/23	$13,366	$14,560	$13,607
06/23	$13,796	$15,223	$13,890
07/23	$14,136	$15,715	$14,414
08/23	$13,553	$15,113	$13,847
09/23	$12,629	$14,597	$13,038
10/23	$11,955	$14,005	$12,208
11/23	$13,451	$15,305	$13,638
12/23	$14,539	$16,118	$14,642
01/24	$13,893	$16,211	$14,421
02/24	$14,272	$16,508	$14,758
03/24	$14,652	$17,051	$15,097
04/24	$13,921	$16,614	$14,427
05/24	$14,782	$17,258	$14,983
06/24	$14,724	$16,979	$14,684
07/24	$15,024	$17,477	$15,280
08/24	$15,559	$18,046	$15,785
09/24	$15,870	$18,212	$16,187
10/24	$14,483	$17,222	$15,121
11/24	$14,465	$17,124	$15,261
12/24	$13,838	$16,735	$14,870
01/25	$14,604	$17,614	$15,482
02/25	$14,317	$17,956	$15,390
03/25	$13,641	$17,883	$15,233
04/25	$14,643	$18,702	$16,204
05/25	$15,479	$19,558	$17,188
06/25	$16,211	$19,989	$17,858
07/25	$15,616	$19,708	$17,648
08/25	$15,792	$20,549	$18,263
09/25	$15,930	$20,942	$18,538
10/25	$15,733	$21,188	$18,478
11/25	$15,445	$21,320	$18,303
12/25	$15,549	$21,959	$18,583

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	12.36	(0.85)	4.51
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 805,895,861
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,533,596
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Largest Holdings [Text Block]

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024970
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Class A
Trading Symbol	LAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$123	1.12%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International Select℠ Class A (including sales charges) ($17,573)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$9,426	$10,000	$10,000
01/16	$8,953	$9,277	$9,364
02/16	$8,767	$9,107	$9,201
03/16	$9,236	$9,699	$9,793
04/16	$9,280	$9,980	$9,979
05/16	$9,337	$9,890	$9,954
06/16	$9,249	$9,558	$9,778
07/16	$9,673	$10,042	$10,256
08/16	$9,881	$10,049	$10,112
09/16	$10,239	$10,173	$10,263
10/16	$9,730	$9,965	$9,821
11/16	$9,328	$9,766	$9,486
12/16	$9,511	$10,100	$9,696
01/17	$10,009	$10,393	$10,022
02/17	$10,227	$10,542	$10,244
03/17	$10,557	$10,832	$10,522
04/17	$11,065	$11,107	$10,838
05/17	$11,385	$11,515	$11,387
06/17	$11,425	$11,495	$11,313
07/17	$11,893	$11,826	$11,587
08/17	$11,897	$11,822	$11,652
09/17	$12,053	$12,116	$11,872
10/17	$12,454	$12,300	$12,142
11/17	$12,699	$12,429	$12,288
12/17	$12,868	$12,628	$12,494
01/18	$13,447	$13,262	$13,073
02/18	$12,922	$12,663	$12,514
03/18	$12,930	$12,435	$12,364
04/18	$12,913	$12,719	$12,550
05/18	$13,055	$12,433	$12,525
06/18	$13,100	$12,281	$12,377
07/18	$13,407	$12,584	$12,633
08/18	$13,411	$12,341	$12,598
09/18	$13,394	$12,448	$12,566
10/18	$12,053	$11,457	$11,409
11/18	$11,915	$11,442	$11,443
12/18	$11,265	$10,887	$10,891
01/19	$12,259	$11,602	$11,593
02/19	$12,639	$11,898	$11,992
03/19	$13,019	$11,973	$12,203
04/19	$13,682	$12,310	$12,602
05/19	$12,980	$11,719	$12,115
06/19	$13,880	$12,414	$12,902
07/19	$13,540	$12,256	$12,855
08/19	$13,443	$11,939	$12,699
09/19	$13,452	$12,281	$12,844
10/19	$13,982	$12,722	$13,304
11/19	$14,434	$12,866	$13,543
12/19	$15,024	$13,284	$13,930
01/20	$14,756	$13,006	$13,850
02/20	$13,662	$11,831	$12,654
03/20	$11,165	$10,252	$11,490
04/20	$12,411	$10,914	$12,342
05/20	$13,673	$11,389	$13,016
06/20	$14,079	$11,777	$13,438
07/20	$14,965	$12,051	$14,041
08/20	$15,698	$12,671	$14,666
09/20	$15,682	$12,342	$14,570
10/20	$15,218	$11,849	$13,993
11/20	$16,674	$13,686	$15,712
12/20	$17,760	$14,322	$16,478
01/21	$17,428	$14,169	$16,254
02/21	$17,101	$14,487	$16,198
03/21	$17,059	$14,820	$16,385
04/21	$18,441	$15,266	$17,075
05/21	$18,568	$15,764	$17,592
06/21	$18,518	$15,587	$17,600
07/21	$19,122	$15,704	$17,903
08/21	$19,768	$15,981	$18,325
09/21	$18,873	$15,517	$17,612
10/21	$19,800	$15,899	$18,189
11/21	$19,127	$15,159	$17,572
12/21	$19,623	$15,935	$18,332
01/22	$16,821	$15,165	$16,408
02/22	$16,317	$14,897	$16,044
03/22	$15,962	$14,993	$16,143
04/22	$14,229	$14,023	$14,851
05/22	$14,207	$14,128	$14,678
06/22	$12,535	$12,817	$13,418
07/22	$13,920	$13,456	$14,481
08/22	$12,678	$12,817	$13,603
09/22	$10,833	$11,618	$12,278
10/22	$11,385	$12,242	$12,809
11/22	$12,977	$13,621	$14,287
12/22	$12,403	$13,632	$14,126
01/23	$13,725	$14,736	$15,325
02/23	$13,322	$14,429	$14,897
03/23	$13,759	$14,786	$15,693
04/23	$13,892	$15,204	$16,074
05/23	$13,713	$14,560	$15,578
06/23	$14,041	$15,223	$16,128
07/23	$14,127	$15,715	$16,445
08/23	$13,501	$15,113	$15,673
09/23	$12,466	$14,597	$14,734
10/23	$11,856	$14,005	$14,190
11/23	$13,702	$15,305	$15,710
12/23	$14,651	$16,118	$16,609
01/24	$14,162	$16,211	$16,806
02/24	$14,576	$16,508	$17,373
03/24	$15,134	$17,051	$17,777
04/24	$14,587	$16,614	$17,071
05/24	$15,421	$17,258	$17,722
06/24	$15,250	$16,979	$17,643
07/24	$15,523	$17,477	$17,860
08/24	$16,010	$18,046	$18,564
09/24	$16,045	$18,212	$18,645
10/24	$14,931	$17,222	$17,494
11/24	$15,245	$17,124	$17,430
12/24	$14,607	$16,735	$16,948
01/25	$15,332	$17,614	$17,865
02/25	$15,477	$17,956	$17,888
03/25	$14,891	$17,883	$17,310
04/25	$15,569	$18,702	$18,202
05/25	$16,132	$19,558	$19,144
06/25	$16,724	$19,989	$19,653
07/25	$16,164	$19,708	$19,062
08/25	$16,581	$20,549	$19,597
09/25	$17,284	$20,942	$20,092
10/25	$17,397	$21,188	$20,413
11/25	$17,194	$21,320	$20,112
12/25	$17,573	$21,959	$20,466

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	20.31	(0.21)	6.43
Class A (including sales charges)Footnote Reference(a)	13.38	(1.38)	5.80
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 199,839,273
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,715,600
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Largest Holdings [Text Block]

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000251061
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Class S
Trading Symbol	ACFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International Select℠ Class S ($19,125)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,504	$9,277	$9,364
02/16	$9,310	$9,107	$9,201
03/16	$9,810	$9,699	$9,793
04/16	$9,856	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,829	$9,558	$9,778
07/16	$10,283	$10,042	$10,256
08/16	$10,505	$10,049	$10,112
09/16	$10,890	$10,173	$10,263
10/16	$10,352	$9,965	$9,821
11/16	$9,926	$9,766	$9,486
12/16	$10,118	$10,100	$9,696
01/17	$10,657	$10,393	$10,022
02/17	$10,891	$10,542	$10,244
03/17	$11,242	$10,832	$10,522
04/17	$11,781	$11,107	$10,838
05/17	$12,127	$11,515	$11,387
06/17	$12,174	$11,495	$11,313
07/17	$12,675	$11,826	$11,587
08/17	$12,680	$11,822	$11,652
09/17	$12,848	$12,116	$11,872
10/17	$13,284	$12,300	$12,142
11/17	$13,546	$12,429	$12,288
12/17	$13,731	$12,628	$12,494
01/18	$14,351	$13,262	$13,073
02/18	$13,792	$12,663	$12,514
03/18	$13,801	$12,435	$12,364
04/18	$13,783	$12,719	$12,550
05/18	$13,942	$12,433	$12,525
06/18	$13,989	$12,281	$12,377
07/18	$14,327	$12,584	$12,633
08/18	$14,332	$12,341	$12,598
09/18	$14,313	$12,448	$12,566
10/18	$12,881	$11,457	$11,409
11/18	$12,740	$11,442	$11,443
12/18	$12,045	$10,887	$10,891
01/19	$13,118	$11,602	$11,593
02/19	$13,523	$11,898	$11,992
03/19	$13,932	$11,973	$12,203
04/19	$14,646	$12,310	$12,602
05/19	$13,897	$11,719	$12,115
06/19	$14,862	$12,414	$12,902
07/19	$14,503	$12,256	$12,855
08/19	$14,401	$11,939	$12,699
09/19	$14,411	$12,281	$12,844
10/19	$14,985	$12,722	$13,304
11/19	$15,472	$12,866	$13,543
12/19	$16,105	$13,284	$13,930
01/20	$15,828	$13,006	$13,850
02/20	$14,656	$11,831	$12,654
03/20	$11,979	$10,252	$11,490
04/20	$13,317	$10,914	$12,342
05/20	$14,672	$11,389	$13,016
06/20	$15,112	$11,777	$13,438
07/20	$16,065	$12,051	$14,041
08/20	$16,856	$12,671	$14,666
09/20	$16,840	$12,342	$14,570
10/20	$16,349	$11,849	$13,993
11/20	$17,915	$13,686	$15,712
12/20	$19,085	$14,322	$16,478
01/21	$18,734	$14,169	$16,254
02/21	$18,389	$14,487	$16,198
03/21	$18,350	$14,820	$16,385
04/21	$19,832	$15,266	$17,075
05/21	$19,977	$15,764	$17,592
06/21	$19,928	$15,587	$17,600
07/21	$20,584	$15,704	$17,903
08/21	$21,279	$15,981	$18,325
09/21	$20,326	$15,517	$17,612
10/21	$21,330	$15,899	$18,189
11/21	$20,601	$15,159	$17,572
12/21	$21,145	$15,935	$18,332
01/22	$18,133	$15,165	$16,408
02/22	$17,587	$14,897	$16,044
03/22	$17,205	$14,993	$16,143
04/22	$15,344	$14,023	$14,851
05/22	$15,326	$14,128	$14,678
06/22	$13,518	$12,817	$13,418
07/22	$15,023	$13,456	$14,481
08/22	$13,683	$12,817	$13,603
09/22	$11,697	$11,618	$12,278
10/22	$12,294	$12,242	$12,809
11/22	$14,018	$13,621	$14,287
12/22	$13,396	$13,632	$14,126
01/23	$14,828	$14,736	$15,325
02/23	$14,395	$14,429	$14,897
03/23	$14,871	$14,786	$15,693
04/23	$15,017	$15,204	$16,074
05/23	$14,828	$14,560	$15,578
06/23	$15,187	$15,223	$16,128
07/23	$15,285	$15,715	$16,445
08/23	$14,602	$15,113	$15,673
09/23	$13,494	$14,597	$14,734
10/23	$12,836	$14,005	$14,190
11/23	$14,834	$15,305	$15,710
12/23	$15,864	$16,118	$16,609
01/24	$15,334	$16,211	$16,806
02/24	$15,796	$16,508	$17,373
03/24	$16,400	$17,051	$17,777
04/24	$15,809	$16,614	$17,071
05/24	$16,716	$17,258	$17,722
06/24	$16,534	$16,979	$17,643
07/24	$16,830	$17,477	$17,860
08/24	$17,366	$18,046	$18,564
09/24	$17,409	$18,212	$18,645
10/24	$16,208	$17,222	$17,494
11/24	$16,547	$17,124	$17,430
12/24	$15,857	$16,735	$16,948
01/25	$16,645	$17,614	$17,865
02/25	$16,811	$17,956	$17,888
03/25	$16,177	$17,883	$17,310
04/25	$16,916	$18,702	$18,202
05/25	$17,532	$19,558	$19,144
06/25	$18,177	$19,989	$19,653
07/25	$17,575	$19,708	$19,062
08/25	$18,031	$20,549	$19,597
09/25	$18,798	$20,942	$20,092
10/25	$18,931	$21,188	$20,413
11/25	$18,709	$21,320	$20,112
12/25	$19,125	$21,959	$20,466

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	20.61	0.04	6.70
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 199,839,273
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,715,600
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Largest Holdings [Text Block]

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122746
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Institutional 2 Class
Trading Symbol	CRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International Select℠ Institutional 2 Class ($19,312)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,498	$9,277	$9,364
02/16	$9,309	$9,107	$9,201
03/16	$9,811	$9,699	$9,793
04/16	$9,857	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,830	$9,558	$9,778
07/16	$10,285	$10,042	$10,256
08/16	$10,506	$10,049	$10,112
09/16	$10,893	$10,173	$10,263
10/16	$10,355	$9,965	$9,821
11/16	$9,931	$9,766	$9,486
12/16	$10,125	$10,100	$9,696
01/17	$10,661	$10,393	$10,022
02/17	$10,898	$10,542	$10,244
03/17	$11,247	$10,832	$10,522
04/17	$11,791	$11,107	$10,838
05/17	$12,136	$11,515	$11,387
06/17	$12,187	$11,495	$11,313
07/17	$12,685	$11,826	$11,587
08/17	$12,694	$11,822	$11,652
09/17	$12,861	$12,116	$11,872
10/17	$13,294	$12,300	$12,142
11/17	$13,559	$12,429	$12,288
12/17	$13,742	$12,628	$12,494
01/18	$14,368	$13,262	$13,073
02/18	$13,808	$12,663	$12,514
03/18	$13,817	$12,435	$12,364
04/18	$13,803	$12,719	$12,550
05/18	$13,966	$12,433	$12,525
06/18	$14,013	$12,281	$12,377
07/18	$14,349	$12,584	$12,633
08/18	$14,354	$12,341	$12,598
09/18	$14,340	$12,448	$12,566
10/18	$12,907	$11,457	$11,409
11/18	$12,762	$11,442	$11,443
12/18	$12,071	$10,887	$10,891
01/19	$13,142	$11,602	$11,593
02/19	$13,554	$11,898	$11,992
03/19	$13,962	$11,973	$12,203
04/19	$14,681	$12,310	$12,602
05/19	$13,932	$11,719	$12,115
06/19	$14,899	$12,414	$12,902
07/19	$14,537	$12,256	$12,855
08/19	$14,435	$11,939	$12,699
09/19	$14,451	$12,281	$12,844
10/19	$15,022	$12,722	$13,304
11/19	$15,516	$12,866	$13,543
12/19	$16,154	$13,284	$13,930
01/20	$15,872	$13,006	$13,850
02/20	$14,701	$11,831	$12,654
03/20	$12,021	$10,252	$11,490
04/20	$13,358	$10,914	$12,342
05/20	$14,723	$11,389	$13,016
06/20	$15,166	$11,777	$13,438
07/20	$16,125	$12,051	$14,041
08/20	$16,917	$12,671	$14,666
09/20	$16,906	$12,342	$14,570
10/20	$16,413	$11,849	$13,993
11/20	$17,987	$13,686	$15,712
12/20	$19,162	$14,322	$16,478
01/21	$18,813	$14,169	$16,254
02/21	$18,464	$14,487	$16,198
03/21	$18,425	$14,820	$16,385
04/21	$19,922	$15,266	$17,075
05/21	$20,066	$15,764	$17,592
06/21	$20,020	$15,587	$17,600
07/21	$20,679	$15,704	$17,903
08/21	$21,382	$15,981	$18,325
09/21	$20,416	$15,517	$17,612
10/21	$21,426	$15,899	$18,189
11/21	$20,701	$15,159	$17,572
12/21	$21,245	$15,935	$18,332
01/22	$18,221	$15,165	$16,408
02/22	$17,678	$14,897	$16,044
03/22	$17,297	$14,993	$16,143
04/22	$15,426	$14,023	$14,851
05/22	$15,409	$14,128	$14,678
06/22	$13,591	$12,817	$13,418
07/22	$15,101	$13,456	$14,481
08/22	$13,760	$12,817	$13,603
09/22	$11,759	$11,618	$12,278
10/22	$12,366	$12,242	$12,809
11/22	$14,100	$13,621	$14,287
12/22	$13,475	$13,632	$14,126
01/23	$14,913	$14,736	$15,325
02/23	$14,482	$14,429	$14,897
03/23	$14,961	$14,786	$15,693
04/23	$15,107	$15,204	$16,074
05/23	$14,925	$14,560	$15,578
06/23	$15,283	$15,223	$16,128
07/23	$15,386	$15,715	$16,445
08/23	$14,700	$15,113	$15,673
09/23	$13,585	$14,597	$14,734
10/23	$12,924	$14,005	$14,190
11/23	$14,937	$15,305	$15,710
12/23	$15,974	$16,118	$16,609
01/24	$15,446	$16,211	$16,806
02/24	$15,907	$16,508	$17,373
03/24	$16,520	$17,051	$17,777
04/24	$15,932	$16,614	$17,071
05/24	$16,847	$17,258	$17,722
06/24	$16,665	$16,979	$17,643
07/24	$16,965	$17,477	$17,860
08/24	$17,505	$18,046	$18,564
09/24	$17,548	$18,212	$18,645
10/24	$16,340	$17,222	$17,494
11/24	$16,683	$17,124	$17,430
12/24	$15,996	$16,735	$16,948
01/25	$16,787	$17,614	$17,865
02/25	$16,959	$17,956	$17,888
03/25	$16,315	$17,883	$17,310
04/25	$17,070	$18,702	$18,202
05/25	$17,689	$19,558	$19,144
06/25	$18,343	$19,989	$19,653
07/25	$17,737	$19,708	$19,062
08/25	$18,198	$20,549	$19,597
09/25	$18,975	$20,942	$20,092
10/25	$19,114	$21,188	$20,413
11/25	$18,893	$21,320	$20,112
12/25	$19,312	$21,959	$20,466

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	20.73	0.16	6.80
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 199,839,273
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,715,600
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Largest Holdings [Text Block]

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122747
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Institutional 3 Class
Trading Symbol	CSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International Select℠ Institutional 3 Class ($19,401)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,498	$9,277	$9,364
02/16	$9,304	$9,107	$9,201
03/16	$9,811	$9,699	$9,793
04/16	$9,857	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,830	$9,558	$9,778
07/16	$10,286	$10,042	$10,256
08/16	$10,511	$10,049	$10,112
09/16	$10,894	$10,173	$10,263
10/16	$10,355	$9,965	$9,821
11/16	$9,936	$9,766	$9,486
12/16	$10,129	$10,100	$9,696
01/17	$10,665	$10,393	$10,022
02/17	$10,902	$10,542	$10,244
03/17	$11,256	$10,832	$10,522
04/17	$11,797	$11,107	$10,838
05/17	$12,142	$11,515	$11,387
06/17	$12,193	$11,495	$11,313
07/17	$12,691	$11,826	$11,587
08/17	$12,701	$11,822	$11,652
09/17	$12,873	$12,116	$11,872
10/17	$13,306	$12,300	$12,142
11/17	$13,572	$12,429	$12,288
12/17	$13,756	$12,628	$12,494
01/18	$14,378	$13,262	$13,073
02/18	$13,822	$12,663	$12,514
03/18	$13,831	$12,435	$12,364
04/18	$13,817	$12,719	$12,550
05/18	$13,981	$12,433	$12,525
06/18	$14,028	$12,281	$12,377
07/18	$14,364	$12,584	$12,633
08/18	$14,374	$12,341	$12,598
09/18	$14,360	$12,448	$12,566
10/18	$12,924	$11,457	$11,409
11/18	$12,779	$11,442	$11,443
12/18	$12,087	$10,887	$10,891
01/19	$13,165	$11,602	$11,593
02/19	$13,573	$11,898	$11,992
03/19	$13,986	$11,973	$12,203
04/19	$14,701	$12,310	$12,602
05/19	$13,955	$11,719	$12,115
06/19	$14,926	$12,414	$12,902
07/19	$14,563	$12,256	$12,855
08/19	$14,461	$11,939	$12,699
09/19	$14,476	$12,281	$12,844
10/19	$15,054	$12,722	$13,304
11/19	$15,544	$12,866	$13,543
12/19	$16,185	$13,284	$13,930
01/20	$15,902	$13,006	$13,850
02/20	$14,728	$11,831	$12,654
03/20	$12,042	$10,252	$11,490
04/20	$13,388	$10,914	$12,342
05/20	$14,756	$11,389	$13,016
06/20	$15,194	$11,777	$13,438
07/20	$16,156	$12,051	$14,041
08/20	$16,951	$12,671	$14,666
09/20	$16,940	$12,342	$14,570
10/20	$16,445	$11,849	$13,993
11/20	$18,023	$13,686	$15,712
12/20	$19,207	$14,322	$16,478
01/21	$18,857	$14,169	$16,254
02/21	$18,507	$14,487	$16,198
03/21	$18,468	$14,820	$16,385
04/21	$19,968	$15,266	$17,075
05/21	$20,113	$15,764	$17,592
06/21	$20,068	$15,587	$17,600
07/21	$20,728	$15,704	$17,903
08/21	$21,433	$15,981	$18,325
09/21	$20,471	$15,517	$17,612
10/21	$21,483	$15,899	$18,189
11/21	$20,756	$15,159	$17,572
12/21	$21,306	$15,935	$18,332
01/22	$18,273	$15,165	$16,408
02/22	$17,721	$14,897	$16,044
03/22	$17,346	$14,993	$16,143
04/22	$15,468	$14,023	$14,851
05/22	$15,450	$14,128	$14,678
06/22	$13,632	$12,817	$13,418
07/22	$15,147	$13,456	$14,481
08/22	$13,796	$12,817	$13,603
09/22	$11,794	$11,618	$12,278
10/22	$12,403	$12,242	$12,809
11/22	$14,143	$13,621	$14,287
12/22	$13,516	$13,632	$14,126
01/23	$14,965	$14,736	$15,325
02/23	$14,533	$14,429	$14,897
03/23	$15,007	$14,786	$15,693
04/23	$15,160	$15,204	$16,074
05/23	$14,971	$14,560	$15,578
06/23	$15,336	$15,223	$16,128
07/23	$15,439	$15,715	$16,445
08/23	$14,752	$15,113	$15,673
09/23	$13,632	$14,597	$14,734
10/23	$12,969	$14,005	$14,190
11/23	$14,989	$15,305	$15,710
12/23	$16,036	$16,118	$16,609
01/24	$15,506	$16,211	$16,806
02/24	$15,969	$16,508	$17,373
03/24	$16,584	$17,051	$17,777
04/24	$15,993	$16,614	$17,071
05/24	$16,912	$17,258	$17,722
06/24	$16,730	$16,979	$17,643
07/24	$17,032	$17,477	$17,860
08/24	$17,574	$18,046	$18,564
09/24	$17,617	$18,212	$18,645
10/24	$16,404	$17,222	$17,494
11/24	$16,755	$17,124	$17,430
12/24	$16,059	$16,735	$16,948
01/25	$16,859	$17,614	$17,865
02/25	$17,026	$17,956	$17,888
03/25	$16,385	$17,883	$17,310
04/25	$17,143	$18,702	$18,202
05/25	$17,765	$19,558	$19,144
06/25	$18,423	$19,989	$19,653
07/25	$17,814	$19,708	$19,062
08/25	$18,284	$20,549	$19,597
09/25	$19,064	$20,942	$20,092
10/25	$19,197	$21,188	$20,413
11/25	$18,981	$21,320	$20,112
12/25	$19,401	$21,959	$20,466

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	20.81	0.20	6.85
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 199,839,273
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,715,600
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Largest Holdings [Text Block]

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024973
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Institutional Class
Trading Symbol	ACFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Acorn International Select℠ Institutional Class ($19,125)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,504	$9,277	$9,364
02/16	$9,310	$9,107	$9,201
03/16	$9,810	$9,699	$9,793
04/16	$9,856	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,829	$9,558	$9,778
07/16	$10,283	$10,042	$10,256
08/16	$10,505	$10,049	$10,112
09/16	$10,890	$10,173	$10,263
10/16	$10,352	$9,965	$9,821
11/16	$9,926	$9,766	$9,486
12/16	$10,118	$10,100	$9,696
01/17	$10,657	$10,393	$10,022
02/17	$10,891	$10,542	$10,244
03/17	$11,242	$10,832	$10,522
04/17	$11,781	$11,107	$10,838
05/17	$12,127	$11,515	$11,387
06/17	$12,174	$11,495	$11,313
07/17	$12,675	$11,826	$11,587
08/17	$12,680	$11,822	$11,652
09/17	$12,848	$12,116	$11,872
10/17	$13,284	$12,300	$12,142
11/17	$13,546	$12,429	$12,288
12/17	$13,731	$12,628	$12,494
01/18	$14,351	$13,262	$13,073
02/18	$13,792	$12,663	$12,514
03/18	$13,801	$12,435	$12,364
04/18	$13,783	$12,719	$12,550
05/18	$13,942	$12,433	$12,525
06/18	$13,989	$12,281	$12,377
07/18	$14,327	$12,584	$12,633
08/18	$14,332	$12,341	$12,598
09/18	$14,313	$12,448	$12,566
10/18	$12,881	$11,457	$11,409
11/18	$12,740	$11,442	$11,443
12/18	$12,045	$10,887	$10,891
01/19	$13,118	$11,602	$11,593
02/19	$13,523	$11,898	$11,992
03/19	$13,932	$11,973	$12,203
04/19	$14,646	$12,310	$12,602
05/19	$13,897	$11,719	$12,115
06/19	$14,862	$12,414	$12,902
07/19	$14,503	$12,256	$12,855
08/19	$14,401	$11,939	$12,699
09/19	$14,411	$12,281	$12,844
10/19	$14,985	$12,722	$13,304
11/19	$15,472	$12,866	$13,543
12/19	$16,105	$13,284	$13,930
01/20	$15,828	$13,006	$13,850
02/20	$14,656	$11,831	$12,654
03/20	$11,979	$10,252	$11,490
04/20	$13,317	$10,914	$12,342
05/20	$14,672	$11,389	$13,016
06/20	$15,112	$11,777	$13,438
07/20	$16,065	$12,051	$14,041
08/20	$16,856	$12,671	$14,666
09/20	$16,840	$12,342	$14,570
10/20	$16,349	$11,849	$13,993
11/20	$17,915	$13,686	$15,712
12/20	$19,085	$14,322	$16,478
01/21	$18,734	$14,169	$16,254
02/21	$18,389	$14,487	$16,198
03/21	$18,350	$14,820	$16,385
04/21	$19,832	$15,266	$17,075
05/21	$19,977	$15,764	$17,592
06/21	$19,928	$15,587	$17,600
07/21	$20,584	$15,704	$17,903
08/21	$21,279	$15,981	$18,325
09/21	$20,326	$15,517	$17,612
10/21	$21,330	$15,899	$18,189
11/21	$20,601	$15,159	$17,572
12/21	$21,145	$15,935	$18,332
01/22	$18,133	$15,165	$16,408
02/22	$17,587	$14,897	$16,044
03/22	$17,205	$14,993	$16,143
04/22	$15,344	$14,023	$14,851
05/22	$15,326	$14,128	$14,678
06/22	$13,518	$12,817	$13,418
07/22	$15,023	$13,456	$14,481
08/22	$13,683	$12,817	$13,603
09/22	$11,697	$11,618	$12,278
10/22	$12,294	$12,242	$12,809
11/22	$14,018	$13,621	$14,287
12/22	$13,396	$13,632	$14,126
01/23	$14,828	$14,736	$15,325
02/23	$14,395	$14,429	$14,897
03/23	$14,871	$14,786	$15,693
04/23	$15,017	$15,204	$16,074
05/23	$14,828	$14,560	$15,578
06/23	$15,187	$15,223	$16,128
07/23	$15,285	$15,715	$16,445
08/23	$14,602	$15,113	$15,673
09/23	$13,494	$14,597	$14,734
10/23	$12,836	$14,005	$14,190
11/23	$14,834	$15,305	$15,710
12/23	$15,864	$16,118	$16,609
01/24	$15,334	$16,211	$16,806
02/24	$15,796	$16,508	$17,373
03/24	$16,400	$17,051	$17,777
04/24	$15,809	$16,614	$17,071
05/24	$16,716	$17,258	$17,722
06/24	$16,534	$16,979	$17,643
07/24	$16,830	$17,477	$17,860
08/24	$17,366	$18,046	$18,564
09/24	$17,409	$18,212	$18,645
10/24	$16,202	$17,222	$17,494
11/24	$16,547	$17,124	$17,430
12/24	$15,857	$16,735	$16,948
01/25	$16,645	$17,614	$17,865
02/25	$16,811	$17,956	$17,888
03/25	$16,171	$17,883	$17,310
04/25	$16,916	$18,702	$18,202
05/25	$17,532	$19,558	$19,144
06/25	$18,177	$19,989	$19,653
07/25	$17,575	$19,708	$19,062
08/25	$18,031	$20,549	$19,597
09/25	$18,798	$20,942	$20,092
10/25	$18,931	$21,188	$20,413
11/25	$18,709	$21,320	$20,112
12/25	$19,125	$21,959	$20,466

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	20.61	0.04	6.70
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 199,839,273
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,715,600
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Largest Holdings [Text Block]

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024974
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Class A
Trading Symbol	CTFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Thermostat Fund℠ Class A (including sales charges) ($19,509)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$9,427	$10,000	$10,000	$10,000
01/16	$9,289	$10,138	$9,821	$9,504
02/16	$9,302	$10,210	$9,849	$9,491
03/16	$9,592	$10,303	$10,228	$10,135
04/16	$9,677	$10,343	$10,268	$10,174
05/16	$9,723	$10,345	$10,361	$10,357
06/16	$9,763	$10,531	$10,468	$10,384
07/16	$9,884	$10,598	$10,694	$10,766
08/16	$9,898	$10,586	$10,695	$10,782
09/16	$9,925	$10,580	$10,693	$10,784
10/16	$9,851	$10,499	$10,555	$10,587
11/16	$9,804	$10,250	$10,625	$10,979
12/16	$9,848	$10,265	$10,738	$11,196
01/17	$9,895	$10,285	$10,850	$11,408
02/17	$9,976	$10,354	$11,102	$11,861
03/17	$9,990	$10,349	$11,105	$11,875
04/17	$10,057	$10,428	$11,205	$11,997
05/17	$10,145	$10,509	$11,327	$12,166
06/17	$10,154	$10,498	$11,357	$12,242
07/17	$10,223	$10,543	$11,498	$12,494
08/17	$10,264	$10,638	$11,567	$12,532
09/17	$10,292	$10,587	$11,659	$12,790
10/17	$10,326	$10,593	$11,798	$13,089
11/17	$10,340	$10,580	$11,972	$13,490
12/17	$10,359	$10,628	$12,066	$13,640
01/18	$10,366	$10,506	$12,342	$14,421
02/18	$10,295	$10,406	$12,056	$13,890
03/18	$10,338	$10,473	$11,941	$13,537
04/18	$10,288	$10,395	$11,920	$13,589
05/18	$10,387	$10,469	$12,106	$13,916
06/18	$10,411	$10,456	$12,136	$14,002
07/18	$10,468	$10,459	$12,363	$14,523
08/18	$10,562	$10,526	$12,604	$14,996
09/18	$10,504	$10,458	$12,599	$15,081
10/18	$10,318	$10,376	$12,119	$14,050
11/18	$10,397	$10,438	$12,279	$14,337
12/18	$10,345	$10,630	$11,837	$13,042
01/19	$10,704	$10,742	$12,374	$14,087
02/19	$10,808	$10,736	$12,569	$14,540
03/19	$10,965	$10,942	$12,812	$14,822
04/19	$11,025	$10,945	$13,073	$15,422
05/19	$10,935	$11,139	$12,774	$14,442
06/19	$11,330	$11,279	$13,304	$15,460
07/19	$11,405	$11,304	$13,414	$15,682
08/19	$11,518	$11,597	$13,482	$15,434
09/19	$11,541	$11,535	$13,572	$15,723
10/19	$11,654	$11,570	$13,740	$16,063
11/19	$11,804	$11,564	$13,985	$16,646
12/19	$11,891	$11,556	$14,192	$17,149
01/20	$12,033	$11,778	$14,325	$17,142
02/20	$12,072	$11,990	$13,865	$15,731
03/20	$12,080	$11,920	$12,968	$13,788
04/20	$13,126	$12,132	$13,914	$15,555
05/20	$13,487	$12,188	$14,278	$16,296
06/20	$13,677	$12,265	$14,465	$16,620
07/20	$14,139	$12,448	$14,981	$17,558
08/20	$14,529	$12,348	$15,459	$18,820
09/20	$14,338	$12,341	$15,161	$18,105
10/20	$14,171	$12,286	$14,925	$17,623
11/20	$15,030	$12,406	$15,815	$19,552
12/20	$15,372	$12,424	$16,130	$20,304
01/21	$15,313	$12,334	$15,991	$20,099
02/21	$15,489	$12,156	$16,096	$20,653
03/21	$15,699	$12,005	$16,348	$21,558
04/21	$16,119	$12,099	$16,849	$22,708
05/21	$16,186	$12,139	$16,935	$22,867
06/21	$16,280	$12,224	$17,192	$23,401
07/21	$16,416	$12,361	$17,493	$23,956
08/21	$16,442	$12,337	$17,742	$24,685
09/21	$16,238	$12,231	$17,253	$23,537
10/21	$16,289	$12,227	$17,855	$25,186
11/21	$16,280	$12,263	$17,819	$25,011
12/21	$16,319	$12,232	$18,196	$26,132
01/22	$15,944	$11,968	$17,529	$24,780
02/22	$15,733	$11,835	$17,169	$24,038
03/22	$15,350	$11,506	$17,249	$24,931
04/22	$14,736	$11,069	$16,170	$22,757
05/22	$14,851	$11,141	$16,236	$22,798
06/22	$14,293	$10,966	$15,439	$20,916
07/22	$14,864	$11,234	$16,339	$22,845
08/22	$14,477	$10,917	$15,775	$21,913
09/22	$13,635	$10,445	$14,708	$19,895
10/22	$13,848	$10,310	$15,208	$21,506
11/22	$14,371	$10,689	$15,913	$22,708
12/22	$14,175	$10,641	$15,419	$21,399
01/23	$14,767	$10,968	$16,140	$22,744
02/23	$14,422	$10,684	$15,735	$22,189
03/23	$14,787	$10,956	$16,223	$23,004
04/23	$14,866	$11,022	$16,399	$23,363
05/23	$14,787	$10,902	$16,345	$23,464
06/23	$15,059	$10,863	$16,856	$25,015
07/23	$15,168	$10,856	$17,121	$25,818
08/23	$15,010	$10,786	$16,930	$25,407
09/23	$14,555	$10,512	$16,311	$24,196
10/23	$14,248	$10,346	$16,011	$23,687
11/23	$15,138	$10,815	$17,105	$25,850
12/23	$15,788	$11,229	$17,821	$27,025
01/24	$15,799	$11,198	$17,946	$27,479
02/24	$15,657	$11,040	$18,299	$28,946
03/24	$15,809	$11,142	$18,677	$29,878
04/24	$15,364	$10,860	$18,060	$28,657
05/24	$15,930	$11,044	$18,661	$30,078
06/24	$16,237	$11,149	$19,084	$31,157
07/24	$16,593	$11,409	$19,423	$31,537
08/24	$17,050	$11,573	$19,798	$32,302
09/24	$17,212	$11,728	$20,142	$32,992
10/24	$16,847	$11,437	$19,801	$32,692
11/24	$17,334	$11,558	$20,487	$34,611
12/24	$17,001	$11,369	$20,075	$33,786
01/25	$17,220	$11,430	$20,408	$34,727
02/25	$17,387	$11,681	$20,499	$34,274
03/25	$17,064	$11,685	$19,926	$32,343
04/25	$17,335	$11,731	$19,897	$32,124
05/25	$17,878	$11,647	$20,452	$34,146
06/25	$18,468	$11,826	$21,129	$35,882
07/25	$18,625	$11,795	$21,339	$36,687
08/25	$18,919	$11,936	$21,683	$37,431
09/25	$19,234	$12,067	$22,196	$38,797
10/25	$19,433	$12,142	$22,526	$39,706
11/25	$19,506	$12,217	$22,623	$39,803
12/25	$19,509	$12,199	$22,613	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	14.75	4.88	7.54
Class A (including sales charges)Footnote Reference(a)	8.18	3.64	6.91
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,296,646,599
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,237,358
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024976
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Class C
Trading Symbol	CTFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Thermostat Fund℠ Class C (including sales charges) ($19,197)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,847	$10,138	$9,821	$9,504
02/16	$9,861	$10,210	$9,849	$9,491
03/16	$10,160	$10,303	$10,228	$10,135
04/16	$10,243	$10,343	$10,268	$10,174
05/16	$10,285	$10,345	$10,361	$10,357
06/16	$10,320	$10,531	$10,468	$10,384
07/16	$10,440	$10,598	$10,694	$10,766
08/16	$10,454	$10,586	$10,695	$10,782
09/16	$10,468	$10,580	$10,693	$10,784
10/16	$10,383	$10,499	$10,555	$10,587
11/16	$10,334	$10,250	$10,625	$10,979
12/16	$10,369	$10,265	$10,738	$11,196
01/17	$10,419	$10,285	$10,850	$11,408
02/17	$10,490	$10,354	$11,102	$11,861
03/17	$10,497	$10,349	$11,105	$11,875
04/17	$10,561	$10,428	$11,205	$11,997
05/17	$10,646	$10,509	$11,327	$12,166
06/17	$10,649	$10,498	$11,357	$12,242
07/17	$10,721	$10,543	$11,498	$12,494
08/17	$10,757	$10,638	$11,567	$12,532
09/17	$10,778	$10,587	$11,659	$12,790
10/17	$10,807	$10,593	$11,798	$13,089
11/17	$10,814	$10,580	$11,972	$13,490
12/17	$10,833	$10,628	$12,066	$13,640
01/18	$10,826	$10,506	$12,342	$14,421
02/18	$10,745	$10,406	$12,056	$13,890
03/18	$10,782	$10,473	$11,941	$13,537
04/18	$10,723	$10,395	$11,920	$13,589
05/18	$10,826	$10,469	$12,106	$13,916
06/18	$10,836	$10,456	$12,136	$14,002
07/18	$10,896	$10,459	$12,363	$14,523
08/18	$10,985	$10,526	$12,604	$14,996
09/18	$10,918	$10,458	$12,599	$15,081
10/18	$10,717	$10,376	$12,119	$14,050
11/18	$10,791	$10,438	$12,279	$14,337
12/18	$10,738	$10,630	$11,837	$13,042
01/19	$11,099	$10,742	$12,374	$14,087
02/19	$11,192	$10,736	$12,569	$14,540
03/19	$11,353	$10,942	$12,812	$14,822
04/19	$11,415	$10,945	$13,073	$15,422
05/19	$11,315	$11,139	$12,774	$14,442
06/19	$11,714	$11,279	$13,304	$15,460
07/19	$11,783	$11,304	$13,414	$15,682
08/19	$11,884	$11,597	$13,482	$15,434
09/19	$11,907	$11,535	$13,572	$15,723
10/19	$12,016	$11,570	$13,740	$16,063
11/19	$12,163	$11,564	$13,985	$16,646
12/19	$12,244	$11,556	$14,192	$17,149
01/20	$12,380	$11,778	$14,325	$17,142
02/20	$12,421	$11,990	$13,865	$15,731
03/20	$12,412	$11,920	$12,968	$13,788
04/20	$13,482	$12,132	$13,914	$15,555
05/20	$13,843	$12,188	$14,278	$16,296
06/20	$14,030	$12,265	$14,465	$16,620
07/20	$14,493	$12,448	$14,981	$17,558
08/20	$14,884	$12,348	$15,459	$18,820
09/20	$14,680	$12,341	$15,161	$18,105
10/20	$14,501	$12,286	$14,925	$17,623
11/20	$15,371	$12,406	$15,815	$19,552
12/20	$15,706	$12,424	$16,130	$20,304
01/21	$15,637	$12,334	$15,991	$20,099
02/21	$15,816	$12,156	$16,096	$20,653
03/21	$16,012	$12,005	$16,348	$21,558
04/21	$16,439	$12,099	$16,849	$22,708
05/21	$16,490	$12,139	$16,935	$22,867
06/21	$16,577	$12,224	$17,192	$23,401
07/21	$16,706	$12,361	$17,493	$23,956
08/21	$16,723	$12,337	$17,742	$24,685
09/21	$16,499	$12,231	$17,253	$23,537
10/21	$16,542	$12,227	$17,855	$25,186
11/21	$16,525	$12,263	$17,819	$25,011
12/21	$16,554	$12,232	$18,196	$26,132
01/22	$16,158	$11,968	$17,529	$24,780
02/22	$15,935	$11,835	$17,169	$24,038
03/22	$15,539	$11,506	$17,249	$24,931
04/22	$14,912	$11,069	$16,170	$22,757
05/22	$15,018	$11,141	$16,236	$22,798
06/22	$14,447	$10,966	$15,439	$20,916
07/22	$15,012	$11,234	$16,339	$22,845
08/22	$14,613	$10,917	$15,775	$21,913
09/22	$13,755	$10,445	$14,708	$19,895
10/22	$13,959	$10,310	$15,208	$21,506
11/22	$14,476	$10,689	$15,913	$22,708
12/22	$14,277	$10,641	$15,419	$21,399
01/23	$14,859	$10,968	$16,140	$22,744
02/23	$14,504	$10,684	$15,735	$22,189
03/23	$14,859	$10,956	$16,223	$23,004
04/23	$14,928	$11,022	$16,399	$23,363
05/23	$14,849	$10,902	$16,345	$23,464
06/23	$15,101	$10,863	$16,856	$25,015
07/23	$15,209	$10,856	$17,121	$25,818
08/23	$15,032	$10,786	$16,930	$25,407
09/23	$14,568	$10,512	$16,311	$24,196
10/23	$14,261	$10,346	$16,011	$23,687
11/23	$15,140	$10,815	$17,105	$25,850
12/23	$15,778	$11,229	$17,821	$27,025
01/24	$15,768	$11,198	$17,946	$27,479
02/24	$15,618	$11,040	$18,299	$28,946
03/24	$15,768	$11,142	$18,677	$29,878
04/24	$15,307	$10,860	$18,060	$28,657
05/24	$15,868	$11,044	$18,661	$30,078
06/24	$16,163	$11,149	$19,084	$31,157
07/24	$16,516	$11,409	$19,423	$31,537
08/24	$16,949	$11,573	$19,798	$32,302
09/24	$17,110	$11,728	$20,142	$32,992
10/24	$16,727	$11,437	$19,801	$32,692
11/24	$17,201	$11,558	$20,487	$34,611
12/24	$16,861	$11,369	$20,075	$33,786
01/25	$17,066	$11,430	$20,408	$34,727
02/25	$17,220	$11,681	$20,499	$34,274
03/25	$16,891	$11,685	$19,926	$32,343
04/25	$17,148	$11,731	$19,897	$32,124
05/25	$17,683	$11,647	$20,452	$34,146
06/25	$18,242	$11,826	$21,129	$35,882
07/25	$18,387	$11,795	$21,339	$36,687
08/25	$18,666	$11,936	$21,683	$37,431
09/25	$18,966	$12,067	$22,196	$38,797
10/25	$19,152	$12,142	$22,526	$39,706
11/25	$19,213	$12,217	$22,623	$39,803
12/25	$19,197	$12,199	$22,613	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	13.86	4.10	6.74
Class C (including sales charges)Footnote Reference(a)	12.86	4.10	6.74
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,296,646,599
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,237,358
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000251062
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Class S
Trading Symbol	COTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Thermostat Fund℠ Class S ($21,218)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,184	$10,303	$10,228	$10,135
04/16	$10,276	$10,343	$10,268	$10,174
05/16	$10,326	$10,345	$10,361	$10,357
06/16	$10,369	$10,531	$10,468	$10,384
07/16	$10,499	$10,598	$10,694	$10,766
08/16	$10,521	$10,586	$10,695	$10,782
09/16	$10,550	$10,580	$10,693	$10,784
10/16	$10,470	$10,499	$10,555	$10,587
11/16	$10,427	$10,250	$10,625	$10,979
12/16	$10,472	$10,265	$10,738	$11,196
01/17	$10,530	$10,285	$10,850	$11,408
02/17	$10,610	$10,354	$11,102	$11,861
03/17	$10,632	$10,349	$11,105	$11,875
04/17	$10,705	$10,428	$11,205	$11,997
05/17	$10,799	$10,509	$11,327	$12,166
06/17	$10,809	$10,498	$11,357	$12,242
07/17	$10,890	$10,543	$11,498	$12,494
08/17	$10,935	$10,638	$11,567	$12,532
09/17	$10,965	$10,587	$11,659	$12,790
10/17	$11,002	$10,593	$11,798	$13,089
11/17	$11,017	$10,580	$11,972	$13,490
12/17	$11,050	$10,628	$12,066	$13,640
01/18	$11,050	$10,506	$12,342	$14,421
02/18	$10,981	$10,406	$12,056	$13,890
03/18	$11,027	$10,473	$11,941	$13,537
04/18	$10,973	$10,395	$11,920	$13,589
05/18	$11,088	$10,469	$12,106	$13,916
06/18	$11,114	$10,456	$12,136	$14,002
07/18	$11,176	$10,459	$12,363	$14,523
08/18	$11,277	$10,526	$12,604	$14,996
09/18	$11,223	$10,458	$12,599	$15,081
10/18	$11,029	$10,376	$12,119	$14,050
11/18	$11,106	$10,438	$12,279	$14,337
12/18	$11,063	$10,630	$11,837	$13,042
01/19	$11,444	$10,742	$12,374	$14,087
02/19	$11,550	$10,736	$12,569	$14,540
03/19	$11,728	$10,942	$12,812	$14,822
04/19	$11,801	$10,945	$13,073	$15,422
05/19	$11,704	$11,139	$12,774	$14,442
06/19	$12,124	$11,279	$13,304	$15,460
07/19	$12,214	$11,304	$13,414	$15,682
08/19	$12,328	$11,597	$13,482	$15,434
09/19	$12,361	$11,535	$13,572	$15,723
10/19	$12,483	$11,570	$13,740	$16,063
11/19	$12,647	$11,564	$13,985	$16,646
12/19	$12,739	$11,556	$14,192	$17,149
01/20	$12,893	$11,778	$14,325	$17,142
02/20	$12,944	$11,990	$13,865	$15,731
03/20	$12,953	$11,920	$12,968	$13,788
04/20	$14,074	$12,132	$13,914	$15,555
05/20	$14,468	$12,188	$14,278	$16,296
06/20	$14,675	$12,265	$14,465	$16,620
07/20	$15,169	$12,448	$14,981	$17,558
08/20	$15,593	$12,348	$15,459	$18,820
09/20	$15,394	$12,341	$15,161	$18,105
10/20	$15,212	$12,286	$14,925	$17,623
11/20	$16,139	$12,406	$15,815	$19,552
12/20	$16,514	$12,424	$16,130	$20,304
01/21	$16,449	$12,334	$15,991	$20,099
02/21	$16,651	$12,156	$16,096	$20,653
03/21	$16,871	$12,005	$16,348	$21,558
04/21	$17,330	$12,099	$16,849	$22,708
05/21	$17,403	$12,139	$16,935	$22,867
06/21	$17,515	$12,224	$17,192	$23,401
07/21	$17,664	$12,361	$17,493	$23,956
08/21	$17,692	$12,337	$17,742	$24,685
09/21	$17,469	$12,231	$17,253	$23,537
10/21	$17,534	$12,227	$17,855	$25,186
11/21	$17,524	$12,263	$17,819	$25,011
12/21	$17,573	$12,232	$18,196	$26,132
01/22	$17,173	$11,968	$17,529	$24,780
02/22	$16,952	$11,835	$17,169	$24,038
03/22	$16,541	$11,506	$17,249	$24,931
04/22	$15,888	$11,069	$16,170	$22,757
05/22	$16,015	$11,141	$16,236	$22,798
06/22	$15,413	$10,966	$15,439	$20,916
07/22	$16,030	$11,234	$16,339	$22,845
08/22	$15,626	$10,917	$15,775	$21,913
09/22	$14,711	$10,445	$14,708	$19,895
10/22	$14,935	$10,310	$15,208	$21,506
11/22	$15,509	$10,689	$15,913	$22,708
12/22	$15,302	$10,641	$15,419	$21,399
01/23	$15,954	$10,968	$16,140	$22,744
02/23	$15,574	$10,684	$15,735	$22,189
03/23	$15,976	$10,956	$16,223	$23,004
04/23	$16,063	$11,022	$16,399	$23,363
05/23	$15,987	$10,902	$16,345	$23,464
06/23	$16,275	$10,863	$16,856	$25,015
07/23	$16,406	$10,856	$17,121	$25,818
08/23	$16,232	$10,786	$16,930	$25,407
09/23	$15,742	$10,512	$16,311	$24,196
10/23	$15,415	$10,346	$16,011	$23,687
11/23	$16,384	$10,815	$17,105	$25,850
12/23	$17,086	$11,229	$17,821	$27,025
01/24	$17,097	$11,198	$17,946	$27,479
02/24	$16,952	$11,040	$18,299	$28,946
03/24	$17,120	$11,142	$18,677	$29,878
04/24	$16,639	$10,860	$18,060	$28,657
05/24	$17,254	$11,044	$18,661	$30,078
06/24	$17,593	$11,149	$19,084	$31,157
07/24	$17,985	$11,409	$19,423	$31,537
08/24	$18,479	$11,573	$19,798	$32,302
09/24	$18,669	$11,728	$20,142	$32,992
10/24	$18,277	$11,437	$19,801	$32,692
11/24	$18,804	$11,558	$20,487	$34,611
12/24	$18,448	$11,369	$20,075	$33,786
01/25	$18,691	$11,430	$20,408	$34,727
02/25	$18,864	$11,681	$20,499	$34,274
03/25	$18,529	$11,685	$19,926	$32,343
04/25	$18,829	$11,731	$19,897	$32,124
05/25	$19,419	$11,647	$20,452	$34,146
06/25	$20,060	$11,826	$21,129	$35,882
07/25	$20,235	$11,795	$21,339	$36,687
08/25	$20,560	$11,936	$21,683	$37,431
09/25	$20,909	$12,067	$22,196	$38,797
10/25	$21,130	$12,142	$22,526	$39,706
11/25	$21,211	$12,217	$22,623	$39,803
12/25	$21,218	$12,199	$22,613	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	15.02	5.14	7.81
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,296,646,599
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,237,358
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122750
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Institutional 2 Class
Trading Symbol	CQTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Thermostat Fund℠ Institutional 2 Class ($21,308)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,859	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,190	$10,303	$10,228	$10,135
04/16	$10,282	$10,343	$10,268	$10,174
05/16	$10,331	$10,345	$10,361	$10,357
06/16	$10,374	$10,531	$10,468	$10,384
07/16	$10,503	$10,598	$10,694	$10,766
08/16	$10,525	$10,586	$10,695	$10,782
09/16	$10,554	$10,580	$10,693	$10,784
10/16	$10,474	$10,499	$10,555	$10,587
11/16	$10,431	$10,250	$10,625	$10,979
12/16	$10,477	$10,265	$10,738	$11,196
01/17	$10,535	$10,285	$10,850	$11,408
02/17	$10,615	$10,354	$11,102	$11,861
03/17	$10,636	$10,349	$11,105	$11,875
04/17	$10,709	$10,428	$11,205	$11,997
05/17	$10,803	$10,509	$11,327	$12,166
06/17	$10,812	$10,498	$11,357	$12,242
07/17	$10,894	$10,543	$11,498	$12,494
08/17	$10,938	$10,638	$11,567	$12,532
09/17	$10,975	$10,587	$11,659	$12,790
10/17	$11,004	$10,593	$11,798	$13,089
11/17	$11,026	$10,580	$11,972	$13,490
12/17	$11,054	$10,628	$12,066	$13,640
01/18	$11,062	$10,506	$12,342	$14,421
02/18	$10,986	$10,406	$12,056	$13,890
03/18	$11,031	$10,473	$11,941	$13,537
04/18	$10,978	$10,395	$11,920	$13,589
05/18	$11,100	$10,469	$12,106	$13,916
06/18	$11,118	$10,456	$12,136	$14,002
07/18	$11,180	$10,459	$12,363	$14,523
08/18	$11,288	$10,526	$12,604	$14,996
09/18	$11,226	$10,458	$12,599	$15,081
10/18	$11,033	$10,376	$12,119	$14,050
11/18	$11,118	$10,438	$12,279	$14,337
12/18	$11,072	$10,630	$11,837	$13,042
01/19	$11,451	$10,742	$12,374	$14,087
02/19	$11,564	$10,736	$12,569	$14,540
03/19	$11,741	$10,942	$12,812	$14,822
04/19	$11,813	$10,945	$13,073	$15,422
05/19	$11,717	$11,139	$12,774	$14,442
06/19	$12,143	$11,279	$13,304	$15,460
07/19	$12,224	$11,304	$13,414	$15,682
08/19	$12,346	$11,597	$13,482	$15,434
09/19	$12,378	$11,535	$13,572	$15,723
10/19	$12,500	$11,570	$13,740	$16,063
11/19	$12,662	$11,564	$13,985	$16,646
12/19	$12,760	$11,556	$14,192	$17,149
01/20	$12,913	$11,778	$14,325	$17,142
02/20	$12,965	$11,990	$13,865	$15,731
03/20	$12,973	$11,920	$12,968	$13,788
04/20	$14,097	$12,132	$13,914	$15,555
05/20	$14,488	$12,188	$14,278	$16,296
06/20	$14,703	$12,265	$14,465	$16,620
07/20	$15,193	$12,448	$14,981	$17,558
08/20	$15,624	$12,348	$15,459	$18,820
09/20	$15,417	$12,341	$15,161	$18,105
10/20	$15,237	$12,286	$14,925	$17,623
11/20	$16,167	$12,406	$15,815	$19,552
12/20	$16,536	$12,424	$16,130	$20,304
01/21	$16,481	$12,334	$15,991	$20,099
02/21	$16,682	$12,156	$16,096	$20,653
03/21	$16,910	$12,005	$16,348	$21,558
04/21	$17,365	$12,099	$16,849	$22,708
05/21	$17,438	$12,139	$16,935	$22,867
06/21	$17,550	$12,224	$17,192	$23,401
07/21	$17,697	$12,361	$17,493	$23,956
08/21	$17,725	$12,337	$17,742	$24,685
09/21	$17,513	$12,231	$17,253	$23,537
10/21	$17,568	$12,227	$17,855	$25,186
11/21	$17,568	$12,263	$17,819	$25,011
12/21	$17,616	$12,232	$18,196	$26,132
01/22	$17,208	$11,968	$17,529	$24,780
02/22	$16,988	$11,835	$17,169	$24,038
03/22	$16,580	$11,506	$17,249	$24,931
04/22	$15,921	$11,069	$16,170	$22,757
05/22	$16,047	$11,141	$16,236	$22,798
06/22	$15,449	$10,966	$15,439	$20,916
07/22	$16,072	$11,234	$16,339	$22,845
08/22	$15,660	$10,917	$15,775	$21,913
09/22	$14,752	$10,445	$14,708	$19,895
10/22	$14,974	$10,310	$15,208	$21,506
11/22	$15,555	$10,689	$15,913	$22,708
12/22	$15,347	$10,641	$15,419	$21,399
01/23	$15,995	$10,968	$16,140	$22,744
02/23	$15,617	$10,684	$15,735	$22,189
03/23	$16,017	$10,956	$16,223	$23,004
04/23	$16,103	$11,022	$16,399	$23,363
05/23	$16,027	$10,902	$16,345	$23,464
06/23	$16,325	$10,863	$16,856	$25,015
07/23	$16,455	$10,856	$17,121	$25,818
08/23	$16,282	$10,786	$16,930	$25,407
09/23	$15,784	$10,512	$16,311	$24,196
10/23	$15,471	$10,346	$16,011	$23,687
11/23	$16,433	$10,815	$17,105	$25,850
12/23	$17,137	$11,229	$17,821	$27,025
01/24	$17,148	$11,198	$17,946	$27,479
02/24	$17,004	$11,040	$18,299	$28,946
03/24	$17,182	$11,142	$18,677	$29,878
04/24	$16,693	$10,860	$18,060	$28,657
05/24	$17,315	$11,044	$18,661	$30,078
06/24	$17,652	$11,149	$19,084	$31,157
07/24	$18,053	$11,409	$19,423	$31,537
08/24	$18,544	$11,573	$19,798	$32,302
09/24	$18,733	$11,728	$20,142	$32,992
10/24	$18,343	$11,437	$19,801	$32,692
11/24	$18,867	$11,558	$20,487	$34,611
12/24	$18,510	$11,369	$20,075	$33,786
01/25	$18,752	$11,430	$20,408	$34,727
02/25	$18,936	$11,681	$20,499	$34,274
03/25	$18,602	$11,685	$19,926	$32,343
04/25	$18,901	$11,731	$19,897	$32,124
05/25	$19,499	$11,647	$20,452	$34,146
06/25	$20,136	$11,826	$21,129	$35,882
07/25	$20,309	$11,795	$21,339	$36,687
08/25	$20,644	$11,936	$21,683	$37,431
09/25	$20,991	$12,067	$22,196	$38,797
10/25	$21,211	$12,142	$22,526	$39,706
11/25	$21,303	$12,217	$22,623	$39,803
12/25	$21,308	$12,199	$22,613	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	15.12	5.20	7.86
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,296,646,599
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,237,358
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122751
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Institutional 3 Class
Trading Symbol	CYYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Thermostat Fund℠ Institutional 3 Class ($21,399)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,859	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,190	$10,303	$10,228	$10,135
04/16	$10,282	$10,343	$10,268	$10,174
05/16	$10,331	$10,345	$10,361	$10,357
06/16	$10,374	$10,531	$10,468	$10,384
07/16	$10,504	$10,598	$10,694	$10,766
08/16	$10,526	$10,586	$10,695	$10,782
09/16	$10,554	$10,580	$10,693	$10,784
10/16	$10,475	$10,499	$10,555	$10,587
11/16	$10,432	$10,250	$10,625	$10,979
12/16	$10,476	$10,265	$10,738	$11,196
01/17	$10,534	$10,285	$10,850	$11,408
02/17	$10,621	$10,354	$11,102	$11,861
03/17	$10,635	$10,349	$11,105	$11,875
04/17	$10,715	$10,428	$11,205	$11,997
05/17	$10,809	$10,509	$11,327	$12,166
06/17	$10,819	$10,498	$11,357	$12,242
07/17	$10,900	$10,543	$11,498	$12,494
08/17	$10,945	$10,638	$11,567	$12,532
09/17	$10,982	$10,587	$11,659	$12,790
10/17	$11,019	$10,593	$11,798	$13,089
11/17	$11,033	$10,580	$11,972	$13,490
12/17	$11,067	$10,628	$12,066	$13,640
01/18	$11,067	$10,506	$12,342	$14,421
02/18	$10,998	$10,406	$12,056	$13,890
03/18	$11,044	$10,473	$11,941	$13,537
04/18	$10,991	$10,395	$11,920	$13,589
05/18	$11,113	$10,469	$12,106	$13,916
06/18	$11,131	$10,456	$12,136	$14,002
07/18	$11,200	$10,459	$12,363	$14,523
08/18	$11,301	$10,526	$12,604	$14,996
09/18	$11,247	$10,458	$12,599	$15,081
10/18	$11,053	$10,376	$12,119	$14,050
11/18	$11,131	$10,438	$12,279	$14,337
12/18	$11,091	$10,630	$11,837	$13,042
01/19	$11,470	$10,742	$12,374	$14,087
02/19	$11,584	$10,736	$12,569	$14,540
03/19	$11,753	$10,942	$12,812	$14,822
04/19	$11,826	$10,945	$13,073	$15,422
05/19	$11,737	$11,139	$12,774	$14,442
06/19	$12,165	$11,279	$13,304	$15,460
07/19	$12,246	$11,304	$13,414	$15,682
08/19	$12,368	$11,597	$13,482	$15,434
09/19	$12,401	$11,535	$13,572	$15,723
10/19	$12,523	$11,570	$13,740	$16,063
11/19	$12,686	$11,564	$13,985	$16,646
12/19	$12,780	$11,556	$14,192	$17,149
01/20	$12,943	$11,778	$14,325	$17,142
02/20	$12,985	$11,990	$13,865	$15,731
03/20	$12,994	$11,920	$12,968	$13,788
04/20	$14,130	$12,132	$13,914	$15,555
05/20	$14,523	$12,188	$14,278	$16,296
06/20	$14,730	$12,265	$14,465	$16,620
07/20	$15,231	$12,448	$14,981	$17,558
08/20	$15,655	$12,348	$15,459	$18,820
09/20	$15,456	$12,341	$15,161	$18,105
10/20	$15,274	$12,286	$14,925	$17,623
11/20	$16,208	$12,406	$15,815	$19,552
12/20	$16,576	$12,424	$16,130	$20,304
01/21	$16,521	$12,334	$15,991	$20,099
02/21	$16,722	$12,156	$16,096	$20,653
03/21	$16,951	$12,005	$16,348	$21,558
04/21	$17,408	$12,099	$16,849	$22,708
05/21	$17,482	$12,139	$16,935	$22,867
06/21	$17,594	$12,224	$17,192	$23,401
07/21	$17,742	$12,361	$17,493	$23,956
08/21	$17,770	$12,337	$17,742	$24,685
09/21	$17,556	$12,231	$17,253	$23,537
10/21	$17,612	$12,227	$17,855	$25,186
11/21	$17,612	$12,263	$17,819	$25,011
12/21	$17,656	$12,232	$18,196	$26,132
01/22	$17,257	$11,968	$17,529	$24,780
02/22	$17,036	$11,835	$17,169	$24,038
03/22	$16,626	$11,506	$17,249	$24,931
04/22	$15,964	$11,069	$16,170	$22,757
05/22	$16,101	$11,141	$16,236	$22,798
06/22	$15,490	$10,966	$15,439	$20,916
07/22	$16,116	$11,234	$16,339	$22,845
08/22	$15,702	$10,917	$15,775	$21,913
09/22	$14,800	$10,445	$14,708	$19,895
10/22	$15,023	$10,310	$15,208	$21,506
11/22	$15,596	$10,689	$15,913	$22,708
12/22	$15,393	$10,641	$15,419	$21,399
01/23	$16,045	$10,968	$16,140	$22,744
02/23	$15,665	$10,684	$15,735	$22,189
03/23	$16,066	$10,956	$16,223	$23,004
04/23	$16,153	$11,022	$16,399	$23,363
05/23	$16,088	$10,902	$16,345	$23,464
06/23	$16,377	$10,863	$16,856	$25,015
07/23	$16,507	$10,856	$17,121	$25,818
08/23	$16,333	$10,786	$16,930	$25,407
09/23	$15,844	$10,512	$16,311	$24,196
10/23	$15,518	$10,346	$16,011	$23,687
11/23	$16,485	$10,815	$17,105	$25,850
12/23	$17,199	$11,229	$17,821	$27,025
01/24	$17,211	$11,198	$17,946	$27,479
02/24	$17,065	$11,040	$18,299	$28,946
03/24	$17,244	$11,142	$18,677	$29,878
04/24	$16,753	$10,860	$18,060	$28,657
05/24	$17,378	$11,044	$18,661	$30,078
06/24	$17,717	$11,149	$19,084	$31,157
07/24	$18,121	$11,409	$19,423	$31,537
08/24	$18,614	$11,573	$19,798	$32,302
09/24	$18,804	$11,728	$20,142	$32,992
10/24	$18,412	$11,437	$19,801	$32,692
11/24	$18,939	$11,558	$20,487	$34,611
12/24	$18,576	$11,369	$20,075	$33,786
01/25	$18,830	$11,430	$20,408	$34,727
02/25	$19,015	$11,681	$20,499	$34,274
03/25	$18,668	$11,685	$19,926	$32,343
04/25	$18,969	$11,731	$19,897	$32,124
05/25	$19,571	$11,647	$20,452	$34,146
06/25	$20,223	$11,826	$21,129	$35,882
07/25	$20,398	$11,795	$21,339	$36,687
08/25	$20,723	$11,936	$21,683	$37,431
09/25	$21,083	$12,067	$22,196	$38,797
10/25	$21,304	$12,142	$22,526	$39,706
11/25	$21,386	$12,217	$22,623	$39,803
12/25	$21,399	$12,199	$22,613	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	15.20	5.24	7.90
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,296,646,599
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,237,358
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024977
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Institutional Class
Trading Symbol	COTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Thermostat Fund℠ Institutional Class ($21,218)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,184	$10,303	$10,228	$10,135
04/16	$10,276	$10,343	$10,268	$10,174
05/16	$10,326	$10,345	$10,361	$10,357
06/16	$10,369	$10,531	$10,468	$10,384
07/16	$10,499	$10,598	$10,694	$10,766
08/16	$10,521	$10,586	$10,695	$10,782
09/16	$10,550	$10,580	$10,693	$10,784
10/16	$10,470	$10,499	$10,555	$10,587
11/16	$10,427	$10,250	$10,625	$10,979
12/16	$10,472	$10,265	$10,738	$11,196
01/17	$10,530	$10,285	$10,850	$11,408
02/17	$10,610	$10,354	$11,102	$11,861
03/17	$10,632	$10,349	$11,105	$11,875
04/17	$10,705	$10,428	$11,205	$11,997
05/17	$10,799	$10,509	$11,327	$12,166
06/17	$10,809	$10,498	$11,357	$12,242
07/17	$10,890	$10,543	$11,498	$12,494
08/17	$10,935	$10,638	$11,567	$12,532
09/17	$10,965	$10,587	$11,659	$12,790
10/17	$11,002	$10,593	$11,798	$13,089
11/17	$11,017	$10,580	$11,972	$13,490
12/17	$11,050	$10,628	$12,066	$13,640
01/18	$11,050	$10,506	$12,342	$14,421
02/18	$10,981	$10,406	$12,056	$13,890
03/18	$11,027	$10,473	$11,941	$13,537
04/18	$10,973	$10,395	$11,920	$13,589
05/18	$11,088	$10,469	$12,106	$13,916
06/18	$11,114	$10,456	$12,136	$14,002
07/18	$11,176	$10,459	$12,363	$14,523
08/18	$11,277	$10,526	$12,604	$14,996
09/18	$11,223	$10,458	$12,599	$15,081
10/18	$11,029	$10,376	$12,119	$14,050
11/18	$11,106	$10,438	$12,279	$14,337
12/18	$11,063	$10,630	$11,837	$13,042
01/19	$11,444	$10,742	$12,374	$14,087
02/19	$11,550	$10,736	$12,569	$14,540
03/19	$11,728	$10,942	$12,812	$14,822
04/19	$11,801	$10,945	$13,073	$15,422
05/19	$11,704	$11,139	$12,774	$14,442
06/19	$12,124	$11,279	$13,304	$15,460
07/19	$12,214	$11,304	$13,414	$15,682
08/19	$12,328	$11,597	$13,482	$15,434
09/19	$12,361	$11,535	$13,572	$15,723
10/19	$12,483	$11,570	$13,740	$16,063
11/19	$12,647	$11,564	$13,985	$16,646
12/19	$12,739	$11,556	$14,192	$17,149
01/20	$12,893	$11,778	$14,325	$17,142
02/20	$12,944	$11,990	$13,865	$15,731
03/20	$12,953	$11,920	$12,968	$13,788
04/20	$14,074	$12,132	$13,914	$15,555
05/20	$14,468	$12,188	$14,278	$16,296
06/20	$14,675	$12,265	$14,465	$16,620
07/20	$15,169	$12,448	$14,981	$17,558
08/20	$15,593	$12,348	$15,459	$18,820
09/20	$15,394	$12,341	$15,161	$18,105
10/20	$15,212	$12,286	$14,925	$17,623
11/20	$16,139	$12,406	$15,815	$19,552
12/20	$16,514	$12,424	$16,130	$20,304
01/21	$16,449	$12,334	$15,991	$20,099
02/21	$16,651	$12,156	$16,096	$20,653
03/21	$16,871	$12,005	$16,348	$21,558
04/21	$17,330	$12,099	$16,849	$22,708
05/21	$17,403	$12,139	$16,935	$22,867
06/21	$17,515	$12,224	$17,192	$23,401
07/21	$17,664	$12,361	$17,493	$23,956
08/21	$17,692	$12,337	$17,742	$24,685
09/21	$17,469	$12,231	$17,253	$23,537
10/21	$17,534	$12,227	$17,855	$25,186
11/21	$17,524	$12,263	$17,819	$25,011
12/21	$17,573	$12,232	$18,196	$26,132
01/22	$17,173	$11,968	$17,529	$24,780
02/22	$16,952	$11,835	$17,169	$24,038
03/22	$16,541	$11,506	$17,249	$24,931
04/22	$15,888	$11,069	$16,170	$22,757
05/22	$16,015	$11,141	$16,236	$22,798
06/22	$15,413	$10,966	$15,439	$20,916
07/22	$16,030	$11,234	$16,339	$22,845
08/22	$15,626	$10,917	$15,775	$21,913
09/22	$14,711	$10,445	$14,708	$19,895
10/22	$14,935	$10,310	$15,208	$21,506
11/22	$15,509	$10,689	$15,913	$22,708
12/22	$15,302	$10,641	$15,419	$21,399
01/23	$15,954	$10,968	$16,140	$22,744
02/23	$15,574	$10,684	$15,735	$22,189
03/23	$15,976	$10,956	$16,223	$23,004
04/23	$16,063	$11,022	$16,399	$23,363
05/23	$15,987	$10,902	$16,345	$23,464
06/23	$16,275	$10,863	$16,856	$25,015
07/23	$16,406	$10,856	$17,121	$25,818
08/23	$16,232	$10,786	$16,930	$25,407
09/23	$15,742	$10,512	$16,311	$24,196
10/23	$15,415	$10,346	$16,011	$23,687
11/23	$16,384	$10,815	$17,105	$25,850
12/23	$17,086	$11,229	$17,821	$27,025
01/24	$17,097	$11,198	$17,946	$27,479
02/24	$16,952	$11,040	$18,299	$28,946
03/24	$17,120	$11,142	$18,677	$29,878
04/24	$16,639	$10,860	$18,060	$28,657
05/24	$17,254	$11,044	$18,661	$30,078
06/24	$17,593	$11,149	$19,084	$31,157
07/24	$17,985	$11,409	$19,423	$31,537
08/24	$18,479	$11,573	$19,798	$32,302
09/24	$18,669	$11,728	$20,142	$32,992
10/24	$18,277	$11,437	$19,801	$32,692
11/24	$18,804	$11,558	$20,487	$34,611
12/24	$18,448	$11,369	$20,075	$33,786
01/25	$18,691	$11,430	$20,408	$34,727
02/25	$18,864	$11,681	$20,499	$34,274
03/25	$18,529	$11,685	$19,926	$32,343
04/25	$18,829	$11,731	$19,897	$32,124
05/25	$19,419	$11,647	$20,452	$34,146
06/25	$20,060	$11,826	$21,129	$35,882
07/25	$20,235	$11,795	$21,339	$36,687
08/25	$20,560	$11,936	$21,683	$37,431
09/25	$20,909	$12,067	$22,196	$38,797
10/25	$21,130	$12,142	$22,526	$39,706
11/25	$21,211	$12,217	$22,623	$39,803
12/25	$21,218	$12,199	$22,613	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	15.02	5.14	7.81
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,296,646,599
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,237,358
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature